ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

December 31, 2022

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors of Zurich American Life Insurance Company and

Contract Owners of ZALICO Variable Annuity Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts listed in the Appendix that comprise ZALICO Variable Annuity Separate Account (the Separate Account), as of December 31, 2022, the related statement of operations and the statements of changes in contract owners’ equity for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its contract owners’ equity for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s Auditor since 2021.

/s/ Ernst & Young LLP

April 24, 2023

A member firm of Ernst & Young Global Limited	1

Appendix

Subaccounts comprising ZALICO Variable Annuity Separate Account

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity
Alger Balanced-Class I-2	For the year ended	For each of the two years in the period
Alger Capital Appreciation-Class I-2	December 31, 2022	ended December 31, 2022
Alger Large Cap Growth-Class I-2
Alger Mid Cap Growth-Class I-2
Alger Small Cap Growth-Class I-2
American Century VP Disciplined Core Value
American Century VP Value
BNY Mellon Investment Portfolios MidCap Stock Portfolio – Initial Shares
BNY Mellon Investment Portfolios MidCap Stock Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Initial Shares
BNY Mellon Sustainable U.S. Equity Portfolio Inc. – Service Shares
DWS Capital Growth VIP A
DWS Capital Growth VIP B
DWS Core Equity VIP A
DWS Core Equity VIP B
DWS CROCI® International VIP A
DWS CROCI® International VIP B
DWS CROCI® U.S. VIP A
DWS CROCI® U.S. VIP B
DWS Equity 500 Index VIP A
DWS Global Income Builder VIP A
DWS Global Small Cap VIP A
DWS Government Money Market VIP A
DWS High Income VIP A
DWS High Income VIP B
DWS International Growth VIP A
DWS Small Cap Index VIP A
DWS Small Mid Cap Growth VIP A
DWS Small Mid Cap Value VIP A
DWS Small Mid Cap Value VIP B
Fidelity VIP Contrafund
Fidelity VIP Equity Income
Fidelity VIP Growth
Fidelity VIP II Asset Manager
Fidelity VIP Index 500
Fidelity VIP II Index 500 – Service Class 2
FTVIP Franklin Mutual Global Discovery Fund CL 2
FTVIP Franklin Mutual Shares Fund CL 2

A member firm of Ernst & Young Global Limited	2

Subaccounts	Statement of Operations	Statements of Changes in Contract Owners’ Equity
FTVIP Franklin Rising Dividends Fund CL 2	For the year ended	For each of the two years in the period
FTVIP Franklin Small Cap Value Fund CL 2	December 31, 2022	ended December 31, 2022
FTVIP Franklin Strategic Income Fund CL 2
FTVIP Franklin U.S. Government Fund CL 2
FTVIP Templeton Developing Markets Fund CL 2
Invesco V.I. Capital Appreciation Fund Series II
Invesco V.I. Discovery Mid Cap Growth Fund Series II
Invesco V.I. Diversified Dividend Fund Series I
Invesco V.I. Equity and Income Fund Series I
Invesco V.I. Global Fund Series II
Invesco V.I. Global Real Estate Fund Series I
Invesco V.I. Global Strategic Income Fund Series II
Invesco V.I. Health Care Series I
Invesco V.I. Main Street Fund Series II
Invesco V.I. Main Street Small Cap Fund Series II
Janus Henderson Balanced Portfolio I-S
Janus Henderson Enterprise Portfolio I-S
Janus Henderson Forty Portfolio I-S
Janus Henderson Global Research Portfolio I-S
Janus Henderson Mid Cap Value Portfolio S-S
Janus Henderson Research Portfolio I-S
JPMorgan Insurance Trust Core Bond
JPMorgan Insurance Trust MidCap Value
JPMorgan Insurance Trust Small Cap Core
JPMorgan Insurance Trust US Equity Portfolio
Voya Global High Dividend Low Volatility Portfolio Class S
VY JPMorgan Emerging Markets Equity Portfolio Class I
DWS Bond VIP A	N/A	For the year ended December 31, 2021
DWS Global Equity VIP A
PIMCO PVIT International Bond (U.S. Dollar-
Hedged) – Admin
PIMCO PVIT Low Duration Portfolio – Admin

A member firm of Ernst & Young Global Limited	3

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners’ Equity

December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios

	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

ASSETS
Investments in underlying portfolio funds, at fair value	$23,391,032	$32,642,600	$8,794,514	$6,894,036	$5,072,672	$6,900,375	$9,940,382	$23,119,228	$2,461,940
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	23,391,032	32,642,600	8,794,514	6,894,036	5,072,672	6,900,375	9,940,382	23,119,228	2,461,940
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$23,391,032	$32,642,600	$8,794,514	$6,894,036	$5,072,672	$6,900,375	$9,940,382	$23,119,228	$2,461,940

Accumulation period	$23,391,032	$32,642,600	$8,794,514	$6,894,036	$5,071,453	$6,900,375	$9,940,382	$23,119,228	$2,461,940
Annuity period	—	—	—	—	1,219	—	—	—	—

Total Contract Owners’ Equity	$23,391,032	$32,642,600	$8,794,514	$6,894,036	$5,072,672	$6,900,375	$9,940,382	$23,119,228	$2,461,940

Units Outstanding	984,545	895,552	58,695	85,415	46,926	346,743	357,436	608,515	66,434

Shares Owned in each Portfolio	1,426,282	597,303	186,918	503,950	357,482	962,395	798,424	1,404,570	150,485

Fair Value per Share	$16.40	$54.65	$47.05	$13.68	$14.19	$7.17	$12.45	$16.46	$16.36

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I

	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B

ASSETS
Investments in underlying portfolio funds, at fair value	$5,786,186	$4,099	$153,865,552	$254,272	$45,120,353	$17,166	$11,356,055	$31,361
Dividends and other receivables	—	—	—	—	—	—	—	—

Total assets	5,786,186	4,099	153,865,552	254,272	45,120,353	17,166	11,356,055	31,361
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$5,786,186	$4,099	$153,865,552	$254,272	$45,120,353	$17,166	$11,356,055	$31,361

Accumulation period	$5,786,186	$4,099	$153,543,564	$254,272	$45,120,188	$17,166	$11,347,356	$31,361
Annuity period	—	—	321,988	—	165	—	8,699	—

Total Contract Owners’ Equity	$5,786,186	$4,099	$153,865,552	$254,272	$45,120,353	$17,166	$11,356,055	$31,361

Units Outstanding	191,902	123	3,323,531	6,042	1,479,166	451	1,037,237	2,467

Shares Owned in each Portfolio	138,658	100	5,383,679	8,963	4,309,489	1,641	1,749,777	4,825

Fair Value per Share	$41.73	$40.99	$28.58	$28.37	$10.47	$10.46	$6.49	$6.50

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

ASSETS
Investments in underlying portfolio funds, at fair value	$17,947,100	$501,511	$65,867,303	$151,637	$64,528,504	$68,627,484	$25,807,701	$8,079
Dividends and other receivables	—	—	—	—	—	61,008	—	—

Total assets	17,947,100	501,511	65,867,303	151,637	64,528,504	68,688,492	25,807,701	8,079
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—

Contract owners’ equity	$17,947,100	$501,511	$65,867,303	$151,637	$64,528,504	$68,688,492	$25,807,701	$8,079

Accumulation period	$17,947,100	$501,511	$65,826,533	$151,637	$64,166,640	$68,472,272	$25,622,521	$8,079
Annuity period	—	—	40,770	—	361,864	216,220	185,180	—

Total Contract Owners’ Equity	$17,947,100	$501,511	$65,867,303	$151,637	$64,528,504	$68,688,492	$25,807,701	$8,079

Units Outstanding	584,784	65,790	4,501,623	7,678	5,292,137	20,794,361	2,072,204	361

Shares Owned in each Portfolio	2,106,467	41,379	5,012,732	11,496	3,191,321	68,627,484	4,832,903	1,510

Fair Value per Share	$8.52	$12.12	$13.14	$13.19	$20.22	$1.00	$5.34	$5.35

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

ASSETS
Investments in underlying portfolio funds, at fair value	$11,356,201	$41,098,157	$42,048,733	$134,616	$80,646,657	$55,393,777	$19,059,526	$31,082,844	$2,223,609
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	11,356,201	41,098,157	42,048,733	134,616	80,646,657	55,393,777	19,059,526	31,082,844	2,223,609
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$11,356,201	$41,098,157	$42,048,733	$134,616	$80,646,657	$55,393,777	$19,059,526	$31,082,844	$2,223,609

Accumulation period	$11,356,201	$41,079,432	$41,954,615	$134,616	$80,646,657	$55,321,195	$19,059,401	$31,068,449	$2,223,609
Annuity period	—	18,725	94,118	—	—	72,582	125	14,395	—

Total Contract Owners’ Equity	$11,356,201	$41,098,157	$42,048,733	$134,616	$80,646,657	$55,393,777	$19,059,526	$31,082,844	$2,223,609

Units Outstanding	505,863	4,855,356	3,413,311	4,059	2,419,907	460,893	200,879	155,790	44,573

Shares Owned in each Portfolio	865,564	3,433,430	3,303,121	10,583	3,510,956	1,462,349	808,978	434,664	155,280

Fair Value per Share	$13.12	$11.97	$12.73	$12.72	$22.97	$37.88	$23.56	$71.51	$14.32

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

ASSETS
Investments in underlying portfolio funds, at fair value	$66,571,487	$1,795,836	$9,894,365	$2,291,916	$5,815,991	$3,858,611	$2,583,114	$1,249,210	$1,577,492
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	66,571,487	1,795,836	9,894,365	2,291,916	5,815,991	3,858,611	2,583,114	1,249,210	1,577,492
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$66,571,487	$1,795,836	$9,894,365	$2,291,916	$5,815,991	$3,858,611	$2,583,114	$1,249,210	$1,577,492

Accumulation period	$66,524,034	$1,795,836	$9,894,365	$2,291,916	$5,802,466	$3,858,611	$2,583,114	$1,249,210	$1,543,041
Annuity period	47,453	—	—	—	13,525	—	—	—	34,451

Total Contract Owners’ Equity	$66,571,487	$1,795,836	$9,894,365	$2,291,916	$5,815,991	$3,858,611	$2,583,114	$1,249,210	$1,577,492

Units Outstanding	133,653	4,038	263,281	84,312	124,771	81,099	145,803	107,681	52,735

Shares Owned in each Portfolio	177,628	4,858	595,687	151,182	215,168	307,950	295,889	122,592	211,460

Fair Value per Share	$374.78	$369.67	$16.61	$15.16	$27.03	$12.53	$8.73	$10.19	$7.46

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	Invesco Variable Insurance Funds

	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II
ASSETS
Investments in underlying portfolio funds, at fair value	$1,206,797	$1,219,446	$746,931	$11,180,293	$12,284,523	$2,443,376	$1,891,535	$1,664,758	$3,305,877
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	1,206,797	1,219,446	746,931	11,180,293	12,284,523	2,443,376	1,891,535	1,664,758	3,305,877
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$1,206,797	$1,219,446	$746,931	$11,180,293	$12,284,523	$2,443,376	$1,891,535	$1,664,758	$3,305,877

Accumulation period	$1,206,797	$1,219,446	$746,931	$11,180,293	$12,284,523	$2,443,376	$1,891,535	$1,664,758	$3,305,877
Annuity period	—	—	—	—	—	—	—	—	—

Total Contract Owners’ Equity	$1,206,797	$1,219,446	$746,931	$11,180,293	$12,284,523	$2,443,376	$1,891,535	$1,664,758	$3,305,877

Units Outstanding	34,312	30,003	44,483	1,176,457	298,150	87,179	125,118	41,183	88,601

Shares Owned in each Portfolio	36,503	25,479	29,889	692,707	405,430	187,375	464,751	66,193	210,030

Fair Value per Share	$33.06	$47.86	$24.99	$16.14	$30.30	$13.04	$4.07	$25.15	$15.74

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	Invesco Variable Insurance Funds	Janus Aspen Series						JPMorgan Insurance Trust

	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust MidCap Value

ASSETS
Investments in underlying portfolio funds, at fair value	$6,291,434	$56,265,534	$48,903,699	$6,426,833	$30,133,558	$2,767,380	$23,718,307	$413,807	$4,424,786
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	6,291,434	56,265,534	48,903,699	6,426,833	30,133,558	2,767,380	23,718,307	413,807	4,424,786
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$6,291,434	$56,265,534	$48,903,699	$6,426,833	$30,133,558	$2,767,380	$23,718,307	$413,807	$4,424,786

Accumulation period	$6,291,434	$56,100,255	$48,849,367	$6,426,833	$30,081,248	$2,767,380	$23,681,276	$413,807	$4,424,786
Annuity period	—	165,279	54,332	—	52,310	—	37,031	—	—

Total Contract Owners’ Equity	$6,291,434	$56,265,534	$48,903,699	$6,426,833	$30,133,558	$2,767,380	$23,718,307	$413,807	$4,424,786

Units Outstanding	121,306	599,757	350,213	145,954	438,765	63,468	319,998	30,373	115,708

Shares Owned in each Portfolio	278,876	1,404,882	702,841	189,638	602,430	176,942	751,055	42,793	424,236

Fair Value per Share	$22.56	$40.05	$69.58	$33.89	$50.02	$15.64	$31.58	$9.67	$10.43

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2022

	JPMorgan Insurance Trust		Voya Global Resources Trust	Voya Investors Trust

	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

ASSETS
Investments in underlying portfolio funds, at fair value	$3,644,861	$1,030,551	$2,388,659	$2,840,319
Dividends and other receivables	—	—	—	—

Total assets	3,644,861	1,030,551	2,388,659	2,840,319
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities - other payables	—	—	—	—

Contract owners’ equity	$3,644,861	$1,030,551	$2,388,659	$2,840,319

Accumulation period	$3,644,861	$1,030,551	$2,388,659	$2,803,879
Annuity period	—	—	—	36,440

Total Contract Owners’ Equity	$3,644,861	$1,030,551	$2,388,659	$2,840,319

Units Outstanding	77,716	23,375	155,314	99,810

Shares Owned in each Portfolio	202,943	32,623	216,168	236,891

Fair Value per Share	$17.96	$31.59	$11.05	$11.99

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios

	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$282,922	$—	$—	$—	$—	$133,835	$210,008	$186,858	$12,345

EXPENSES
Administrative, mortality and expense risk charges	348,985	587,108	145,682	111,293	80,518	104,923	134,434	355,198	36,648

Net investment income (loss)	(66,063)	(587,108)	(145,682)	(111,293)	(80,518)	28,912	75,574	(168,340)	(24,303)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	470,628	367,733	75,017	(455,712)	16,496	(294,291)	465,303	(479,263)	(23,726)
Capital gain distributions	1,041,784	2,946,803	493,979	248,524	935,179	2,091,753	813,003	6,302,890	680,777

Net realized gain (loss) on investments	1,512,412	3,314,536	568,996	(207,188)	951,675	1,797,462	1,278,306	5,823,627	657,051
Change in unrealized depreciation of investments	(4,944,093)	(24,459,411)	(6,584,975)	(4,000,217)	(4,273,457)	(3,067,114)	(1,440,159)	(10,242,274)	(1,124,988)

Net realized and unrealized loss on investments	(3,431,681)	(21,144,875)	(6,015,979)	(4,207,405)	(3,321,782)	(1,269,652)	(161,853)	(4,418,647)	(467,937)

Net decrease in contract owners’ equity resulting from operations	$(3,497,744)	$(21,731,983)	$(6,161,661)	$(4,318,698)	$(3,402,300)	$(1,240,740)	$(86,279)	$(4,586,987)	$(492,240)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I

	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$35,757	$13	$169,021	$—	$404,426	$84	$391,514	$941

EXPENSES
Administrative, mortality and expense risk charges	93,190	79	2,495,715	5,679	698,268	327	166,420	598

Net investment income (loss)	(57,433)	(66)	(2,326,694)	(5,679)	(293,842)	(243)	225,094	343

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	123,945	31	3,580,951	4,776	(306,268)	28	(284,198)	(496)
Capital gain distributions	489,724	325	29,780,077	49,688	7,134,555	2,562	—	—

Net realized gain (loss) on investments	613,669	356	33,361,028	54,464	6,828,287	2,590	(284,198)	(496)
Change in unrealized depreciation of investments	(2,536,853)	(1,614)	(106,761,715)	(177,115)	(16,176,973)	(5,922)	(1,986,109)	(5,435)

Net realized and unrealized loss on investments	(1,923,184)	(1,258)	(73,400,687)	(122,651)	(9,348,686)	(3,332)	(2,270,307)	(5,931)

Net decrease in contract owners’ equity resulting from operations	$(1,980,617)	$(1,324)	$(75,727,381)	$(128,330)	$(9,642,528)	$(3,575)	$(2,045,213)	$(5,588)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$115,094	$2,108	$1,314,581	$2,363	$2,128,391	$849,294	$1,516,889	$405

EXPENSES
Administrative, mortality and expense risk charges	288,774	4,444	1,010,080	3,056	956,199	970,066	378,632	159

Net investment income (loss)	(173,680)	(2,336)	304,501	(693)	1,172,192	(120,772)	1,138,257	246

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(1,052,463)	(107,316)	531,668	304	(278,896)	(1)	(915,054)	(36)
Capital gain distributions	3,694,615	39,651	1,098,245	2,401	6,175,034	—	—	—

Net realized gain (loss) on investments	2,642,152	(67,665)	1,629,913	2,705	5,896,138	(1)	(915,054)	(36)
Change in unrealized depreciation of investments	(8,928,350)	(35,394)	(15,881,425)	(33,667)	(20,431,263)	—	(3,493,241)	(1,218)

Net realized and unrealized loss on investments	(6,286,198)	(103,059)	(14,251,512)	(30,962)	(14,535,125)	(1)	(4,408,295)	(1,254)

Net decrease in contract owners’ equity resulting from operations	$(6,459,878)	$(105,395)	$(13,947,011)	$(31,655)	$(13,362,933)	$(120,773)	$(3,270,038)	$(1,008)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$147,745	$—	$407,057	$665	$1,099,846	$314,364	$368,650	$245,964	$49,081

EXPENSES
Administrative, mortality and expense risk charges	191,676	646,952	646,523	2,693	1,221,609	840,682	257,277	487,480	31,339

Net investment income (loss)	(43,931)	(646,952)	(239,466)	(2,028)	(121,763)	(526,318)	111,373	(241,516)	17,742

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	582,373	(1,395,843)	(1,332,205)	542	1,502,184	1,504,650	60,231	3,968,318	(10,216)
Capital gain distributions	190,350	5,798,140	700,264	2,103	5,124,373	3,010,263	646,312	2,981,691	160,869

Net realized gain (loss) on investments	772,723	4,402,297	(631,941)	2,645	6,626,557	4,514,913	706,543	6,950,009	150,653
Change in unrealized depreciation of investments	(6,219,830)	(21,451,985)	(8,338,558)	(29,575)	(26,588,203)	(26,503,116)	(2,119,772)	(18,965,266)	(604,690)

Net realized and unrealized loss on investments	(5,447,107)	(17,049,688)	(8,970,499)	(26,930)	(19,961,646)	(21,988,203)	(1,413,229)	(12,015,257)	(454,037)

Net decrease in contract owners’ equity resulting from operations	$(5,491,038)	$(17,696,640)	$(9,209,965)	$(28,958)	$(20,083,409)	$(22,514,521)	$(1,301,856)	$(12,256,773)	$(436,295)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$1,067,929	$24,300	$144,409	$51,881	$47,619	$40,980	$122,895	$25,226	$46,422

EXPENSES
Administrative, mortality and expense risk charges	982,932	29,745	136,275	37,828	77,584	56,902	38,605	15,134	23,610

Net investment income (loss)	84,997	(5,445)	8,134	14,053	(29,965)	(15,922)	84,290	10,092	22,812

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	11,536,822	124,493	(62,884)	(153,247)	116,776	(174,566)	(87,951)	(89,995)	73,737
Capital gain distributions	586,937	16,020	863,564	313,316	759,778	773,345	—	—	134,139

Net realized gain (loss) on investments	12,123,759	140,513	800,680	160,069	876,554	598,779	(87,951)	(89,995)	207,876
Change in unrealized depreciation of investments	(30,165,158)	(598,827)	(1,479,179)	(452,493)	(1,662,549)	(1,134,280)	(392,369)	(46,120)	(754,546)

Net realized and unrealized loss on investments	(18,041,399)	(458,314)	(678,499)	(292,424)	(785,995)	(535,501)	(480,320)	(136,115)	(546,670)

Net decrease in contract owners’ equity resulting from operations	$(17,956,402)	$(463,759)	$(670,365)	$(278,371)	$(815,960)	$(551,423)	$(396,030)	$(126,023)	$(523,858)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Invesco Variable Insurance Funds

	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$—	$—	$14,933	$180,973	$—	$83,294	$—	$—	$40,552

EXPENSES
Administrative, mortality and expense risk charges	19,503	18,155	9,060	134,830	191,374	38,599	27,524	21,969	49,296

Net investment income (loss)	(19,503)	(18,155)	5,873	46,143	(191,374)	44,695	(27,524)	(21,969)	(8,744)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	5,755	(21,059)	15,998	(33,424)	(15,707)	(58,319)	(73,134)	18,165	(34,462)
Capital gain distributions	508,550	410,922	97,965	1,382,051	2,441,790	—	—	223,653	1,409,323

Net realized gain (loss) on investments	514,305	389,863	113,963	1,348,627	2,426,083	(58,319)	(73,134)	241,818	1,374,861
Change in unrealized depreciation of investments	(1,094,392)	(971,154)	(122,714)	(2,224,181)	(8,789,388)	(887,802)	(207,530)	(520,452)	(2,318,388)

Net realized and unrealized loss on investments	(580,087)	(581,291)	(8,751)	(875,554)	(6,363,305)	(946,121)	(280,664)	(278,634)	(943,527)

Net decrease in contract owners’ equity resulting from operations	$(599,590)	$(599,446)	$(2,878)	$(829,411)	$(6,554,679)	$(901,426)	$(308,188)	$(300,603)	$(952,271)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	Invesco Variable Insurance Funds	Janus Aspen Series						JPMorgan Insurance Trust

	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust MidCap Value

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

REVENUE
Dividend income	$17,008	$758,214	$104,638	$14,283	$347,939	$33,219	$43,203	$8,623	$46,549

EXPENSES
Administrative, mortality and expense risk charges	89,996	817,730	688,676	115,967	443,621	38,482	365,816	6,402	63,804

Net investment income (loss)	(72,988)	(59,516)	(584,038)	(101,684)	(95,682)	(5,263)	(322,613)	2,221	(17,255)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	138,493	3,178,850	3,033,847	(27,137)	2,150,066	37,592	676,390	(1,390)	21,017
Capital gain distributions	796,921	1,959,050	8,463,820	1,219,001	3,731,520	227,283	4,933,914	2,254	699,631

Net realized gain (loss) on investments	935,414	5,137,900	11,497,667	1,191,864	5,881,586	264,875	5,610,304	864	720,648
Change in unrealized depreciation of investments	(2,231,386)	(17,866,336)	(21,645,140)	(5,224,554)	(14,142,238)	(479,984)	(16,518,342)	(70,147)	(1,200,199)

Net realized and unrealized loss on investments	(1,295,972)	(12,728,436)	(10,147,473)	(4,032,690)	(8,260,652)	(215,109)	(10,908,038)	(69,283)	(479,551)

Net decrease in contract owners’ equity resulting from operations	$(1,368,960)	$(12,787,952)	$(10,731,511)	$(4,134,374)	$(8,356,334)	$(220,372)	$(11,230,651)	$(67,062)	$(496,806)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Operations

For the year ended December 31, 2022

	JPMorgan Insurance Trust		Voya Global Resources Trust	Voya Investors Trust

	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
REVENUE
Dividend income	$18,040	$5,631	$61,757	$—

EXPENSES
Administrative, mortality and expense risk charges	52,799	14,607	32,669	42,021

Net investment income (loss)	(34,759)	(8,976)	29,088	(42,021)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	9,941	24,261	42,568	(139,394)
Capital gain distributions	837,984	155,842	82,914	898,503

Net realized gain (loss) on investments	847,925	180,103	125,482	759,109
Change in unrealized depreciation of investments	(1,779,077)	(422,164)	(336,879)	(1,849,307)

Net realized and unrealized loss on investments	(931,152)	(242,061)	(211,397)	(1,090,198)

Net decrease in contract owners’ equity resulting from operations	$(965,911)	$(251,037)	$(182,309)	$(1,132,219)

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios

	Alger Balanced- Class I-2	Alger Capital Appreciation -Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

OPERATIONS
Net investment income (loss)	$(66,063)	$(587,108)	$(145,682)	$(111,293)	$(80,518)	$28,912	$75,574	$(168,340)	$(24,303)
Net realized gain (loss) on investments	1,512,412	3,314,536	568,996	(207,188)	951,675	1,797,462	1,278,306	5,823,627	657,051
Change in unrealized depreciation of investments	(4,944,093)	(24,459,411)	(6,584,975)	(4,000,217)	(4,273,457)	(3,067,114)	(1,440,159)	(10,242,274)	(1,124,988)

Net decrease in contract owners’ equity resulting from operations	(3,497,744)	(21,731,983)	(6,161,661)	(4,318,698)	(3,402,300)	(1,240,740)	(86,279)	(4,586,987)	(492,240)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	2,400	86,725	188,371	51,220	40,732	138,551	—	41,571
Net transfer (to) from affiliate and subaccounts	332,525	(4,576,787)	(337,051)	25,305	(38,118)	123,782	16,191	(348,249)	(142,162)
Payments for redemptions	(1,266,316)	(2,228,995)	(736,711)	(922,254)	(445,898)	(1,669,471)	(798,450)	(2,170,057)	(302,028)
Guaranteed retirement income benefit, maintenance fees, and other fees	(59,246)	(95,615)	—	—	—	—	—	(60,690)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(993,037)	(6,898,997)	(987,037)	(708,578)	(432,796)	(1,504,957)	(643,708)	(2,578,996)	(402,619)

Total increase (decrease) in contract owners’ equity	(4,490,781)	(28,630,980)	(7,148,698)	(5,027,276)	(3,835,096)	(2,745,697)	(729,987)	(7,165,983)	(894,859)

CONTRACT OWNERS’ EQUITY
Beginning of period	27,881,813	61,273,580	15,943,212	11,921,312	8,907,768	9,646,072	10,670,369	30,285,211	3,356,799

End of period	$23,391,032	$32,642,600	$8,794,514	$6,894,036	$5,072,672	$6,900,375	$9,940,382	$23,119,228	$2,461,940

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I

	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022

OPERATIONS
Net investment income (loss)	$(57,433)	$(66)	$(2,326,694)	$(5,679)	$(293,842)	$(243)	$225,094	$343
Net realized gain (loss) on investments	613,669	356	33,361,028	54,464	6,828,287	2,590	(284,198)	(496)
Change in unrealized depreciation of investments	(2,536,853)	(1,614)	(106,761,715)	(177,115)	(16,176,973)	(5,922)	(1,986,109)	(5,435)

Net decrease in contract owners’ equity resulting from operations	(1,980,617)	(1,324)	(75,727,381)	(128,330)	(9,642,528)	(3,575)	(2,045,213)	(5,588)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,711	—	443,273	—	23,569	—	45,080	—
Net transfer (to) from affiliate and subaccounts	1,133,069	—	(1,939,072)	230	842,859	—	117,577	—
Payments for redemptions	(981,895)	—	(12,054,127)	(14,865)	(4,747,112)	—	(717,660)	(1)
Guaranteed retirement income benefit, maintenance fees, and other fees	(9,886)	—	(255,774)	—	(102,624)	—	(24,889)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	144,999	—	(13,805,700)	(14,635)	(3,983,308)	—	(579,892)	(1)

Total increase (decrease) in contract owners’ equity	(1,835,618)	(1,324)	(89,533,081)	(142,965)	(13,625,836)	(3,575)	(2,625,105)	(5,589)

CONTRACT OWNERS’ EQUITY
Beginning of period	7,621,804	5,423	243,398,633	397,237	58,746,189	20,741	13,981,160	36,950

End of period	$5,786,186	$4,099	$153,865,552	$254,272	$45,120,353	$17,166	$11,356,055	$31,361

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(173,680)	$(2,336)	$304,501	$(693)	$1,172,192	$(120,772)	$1,138,257	$246
Net realized gain (loss) on investments	2,642,152	(67,665)	1,629,913	2,705	5,896,138	(1)	(915,054)	(36)
Change in unrealized depreciation of investments	(8,928,350)	(35,394)	(15,881,425)	(33,667)	(20,431,263)	—	(3,493,241)	(1,218)

Net decrease in contract owners’ equity resulting from operations	(6,459,878)	(105,395)	(13,947,011)	(31,655)	(13,362,933)	(120,773)	(3,270,038)	(1,008)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	450	—	20,219	—	322,254	457,963	106,749	—
Net transfer (to) from affiliate and subaccounts	(765,407)	412,857	(789,800)	(47)	(516,325)	9,994,906	(1,088,524)	—
Payments for redemptions	(940,694)	(44,017)	(4,446,052)	(1)	(7,115,429)	(10,821,125)	(3,381,272)	(1)
Guaranteed retirement income benefit, maintenance fees, and other fees	(47,611)	—	(149,184)	—	(25,459)	(79,103)	(23,047)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,753,262)	368,840	(5,364,817)	(48)	(7,334,959)	(447,359)	(4,386,094)	(1)

Total increase (decrease) in contract owners’ equity	(8,213,140)	263,445	(19,311,828)	(31,703)	(20,697,892)	(568,132)	(7,656,132)	(1,009)

CONTRACT OWNERS’ EQUITY
Beginning of period	26,160,240	238,066	85,179,131	183,340	85,226,396	69,256,624	33,463,833	9,088

End of period	$17,947,100	$501,511	$65,867,303	$151,637	$64,528,504	$68,688,492	$25,807,701	$8,079

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(43,931)	$(646,952)	$(239,466)	$(2,028)	$(121,763)	$(526,318)	$111,373	$(241,516)	$17,742
Net realized gain (loss) on investments	772,723	4,402,297	(631,941)	2,645	6,626,557	4,514,913	706,543	6,950,009	150,653
Change in unrealized depreciation of investments	(6,219,830)	(21,451,985)	(8,338,558)	(29,575)	(26,588,203)	(26,503,116)	(2,119,772)	(18,965,266)	(604,690)

Net decrease in contract owners’ equity resulting from operations	(5,491,038)	(17,696,640)	(9,209,965)	(28,958)	(20,083,409)	(22,514,521)	(1,301,856)	(12,256,773)	(436,295)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	450	119,951	195,350	—	—	687,450	238,180	250,164	4,681
Net transfer (to) from affiliate and subaccounts	(789,159)	(353,015)	(518,564)	—	2,181,207	(1,390,496)	321,123	(6,830,821)	15,376
Payments for redemptions	(1,031,436)	(2,835,978)	(3,474,538)	—	(4,652,184)	(5,662,422)	(1,039,655)	(3,582,116)	(126,090)
Guaranteed retirement income benefit, maintenance fees, and other fees	(32,107)	(73,396)	(73,860)	—	(211,929)	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,852,252)	(3,142,438)	(3,871,612)	—	(2,682,906)	(6,365,468)	(480,352)	(10,162,773)	(106,033)

Total increase (decrease) in contract owners’ equity	(7,343,290)	(20,839,078)	(13,081,577)	(28,958)	(22,766,315)	(28,879,989)	(1,782,208)	(22,419,546)	(542,328)

CONTRACT OWNERS’ EQUITY
Beginning of period	18,699,491	61,937,235	55,130,310	163,574	103,412,972	84,273,766	20,841,734	53,502,390	2,765,937

End of period	$11,356,201	$41,098,157	$42,048,733	$134,616	$80,646,657	$55,393,777	$19,059,526	$31,082,844	$2,223,609

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$84,997	$(5,445)	$8,134	$14,053	$(29,965)	$(15,922)	$84,290	$10,092	$22,812
Net realized gain (loss) on investments	12,123,759	140,513	800,680	160,069	876,554	598,779	(87,951)	(89,995)	207,876
Change in unrealized depreciation of investments	(30,165,158)	(598,827)	(1,479,179)	(452,493)	(1,662,549)	(1,134,280)	(392,369)	(46,120)	(754,546)

Net decrease in contract owners’ equity resulting from operations	(17,956,402)	(463,759)	(670,365)	(278,371)	(815,960)	(551,423)	(396,030)	(126,023)	(523,858)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	328,670	4,697	118,797	37,717	40,772	53,794	31,377	18,756	89,738
Net transfer (to) from affiliate and subaccounts	541,119	(18,626)	(293,029)	(156,839)	11,237	(77,309)	(225,316)	213,864	(138,660)
Payments for redemptions	(5,643,318)	(131,178)	(682,201)	(620,113)	(387,134)	(516,923)	(241,589)	(343,511)	(216,519)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(4,773,529)	(145,107)	(856,433)	(739,235)	(335,125)	(540,438)	(435,528)	(110,891)	(265,441)

Total increase (decrease) in contract owners’ equity	(22,729,931)	(608,866)	(1,526,798)	(1,017,606)	(1,151,085)	(1,091,861)	(831,558)	(236,914)	(789,299)

CONTRACT OWNERS’ EQUITY
Beginning of period	89,301,418	2,404,702	11,421,163	3,309,522	6,967,076	4,950,472	3,414,672	1,486,124	2,366,791

End of period	$66,571,487	$1,795,836	$9,894,365	$2,291,916	$5,815,991	$3,858,611	$2,583,114	$1,249,210	$1,577,492

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Invesco Variable Insurance Funds

	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(19,503)	$(18,155)	$5,873	$46,143	$(191,374)	$44,695	$(27,524)	$(21,969)	$(8,744)
Net realized gain (loss) on investments	514,305	389,863	113,963	1,348,627	2,426,083	(58,319)	(73,134)	241,818	1,374,861
Change in unrealized depreciation of investments	(1,094,392)	(971,154)	(122,714)	(2,224,181)	(8,789,388)	(887,802)	(207,530)	(520,452)	(2,318,388)

Net decrease in contract owners’ equity resulting from operations	(599,590)	(599,446)	(2,878)	(829,411)	(6,554,679)	(901,426)	(308,188)	(300,603)	(952,271)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	15,160	9,769	6,376	7,081	110,710	26,478	30,543	6,284	15,984
Net transfer (to) from affiliate and subaccounts	(18,467)	19,911	212,667	3,249,651	(456,923)	107,282	(135,579)	57,982	8,448
Payments for redemptions	(113,233)	(92,960)	(181,451)	(440,360)	(1,133,643)	(315,616)	(162,844)	(162,001)	(238,427)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(116,540)	(63,280)	37,592	2,816,372	(1,479,856)	(181,856)	(267,880)	(97,735)	(213,995)

Total increase (decrease) in contract owners’ equity	(716,130)	(662,726)	34,714	1,986,961	(8,034,535)	(1,083,282)	(576,068)	(398,338)	(1,166,266)

CONTRACT OWNERS’ EQUITY
Beginning of period	1,922,927	1,882,172	712,217	9,193,332	20,319,058	3,526,658	2,467,603	2,063,096	4,472,143

End of period	$1,206,797	$1,219,446	$746,931	$11,180,293	$12,284,523	$2,443,376	$1,891,535	$1,664,758	$3,305,877

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	Invesco Variable Insurance Funds	Janus Aspen Series						JPMorgan Insurance Trust

	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust MidCap Value

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(72,988)	$(59,516)	$(584,038)	$(101,684)	$(95,682)	$(5,263)	$(322,613)	$2,221	$(17,255)
Net realized gain (loss) on investments	935,414	5,137,900	11,497,667	1,191,864	5,881,586	264,875	5,610,304	864	720,648
Change in unrealized depreciation of investments	(2,231,386)	(17,866,336)	(21,645,140)	(5,224,554)	(14,142,238)	(479,984)	(16,518,342)	(70,147)	(1,200,199)

Net decrease in contract owners’ equity resulting from operations	(1,368,960)	(12,787,952)	(10,731,511)	(4,134,374)	(8,356,334)	(220,372)	(11,230,651)	(67,062)	(496,806)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	82,297	980,542	320,324	—	403,363	36,992	117,734	4,800	29,909
Net transfer (to) from affiliate and subaccounts	(168,243)	290,586	(437,930)	(1,896,683)	(415,838)	(102,513)	(35,633)	(62)	(70,695)
Payments for redemptions	(422,579)	(6,530,646)	(4,354,159)	(256,916)	(3,044,417)	(160,917)	(2,418,030)	(10,307)	(500,725)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(17,839)	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(508,525)	(5,259,518)	(4,471,765)	(2,171,438)	(3,056,892)	(226,438)	(2,335,929)	(5,569)	(541,511)

Total increase (decrease) in contract owners’ equity	(1,877,485)	(18,047,470)	(15,203,276)	(6,305,812)	(11,413,226)	(446,810)	(13,566,580)	(72,631)	(1,038,317)

CONTRACT OWNERS’ EQUITY
Beginning of period	8,168,919	74,313,004	64,106,975	12,732,645	41,546,784	3,214,190	37,284,887	486,438	5,463,103

End of period	$6,291,434	$56,265,534	$48,903,699	$6,426,833	$30,133,558	$2,767,380	$23,718,307	$413,807	$4,424,786

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2022

	JPMorgan Insurance Trust		Voya Global Resources Trust	Voya Investors Trust

	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity Portfolio	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022	1/1/2022 to 12/31/2022
OPERATIONS
Net investment income (loss)	$(34,759)	$(8,976)	$29,088	$(42,021)
Net realized gain (loss) on investments	847,925	180,103	125,482	759,109
Change in unrealized depreciation of investments	(1,779,077)	(422,164)	(336,879)	(1,849,307)

Net decrease in contract owners’ equity resulting from operations	(965,911)	(251,037)	(182,309)	(1,132,219)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	53,132	6,304	28,206	12,348
Net transfer (to) from affiliate and subaccounts	104,517	62,645	(51,865)	(17,062)
Payments for redemptions	(361,930)	(73,996)	(185,716)	(266,593)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(204,281)	(5,047)	(209,375)	(271,307)

Total increase (decrease) in contract owners’ equity	(1,170,192)	(256,084)	(391,684)	(1,403,526)

CONTRACT OWNERS’ EQUITY
Beginning of period	4,815,053	1,286,635	2,780,343	4,243,845

End of period	$3,644,861	$1,030,551	$2,388,659	$2,840,319

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	Alger Portfolios					American Century Variable Portfolios, Inc.		BNY Mellon Investment Portfolios

	Alger Balanced- Class I-2	Alger Capital Appreciation- Class I-2	Alger Large Cap Growth- Class I-2	Alger Mid Cap Growth- Class I-2	Alger Small Cap Growth- Class I-2	American Century VP Disciplined Core Value	American Century VP Value	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(111,168)	$(836,591)	$(217,368)	$(175,825)	$(137,765)	$(24,975)	$42,135	$(225,743)	$(31,601)
Net realized gain (loss) on investments	2,484,439	16,042,672	4,900,497	5,883,556	4,000,759	1,539,766	710,774	836,691	179,668
Change in unrealized appreciation (depreciation) of investments	1,452,303	(5,797,897)	(3,000,764)	(5,307,254)	(4,569,202)	353,527	1,319,349	5,406,238	572,144

Net increase (decrease) in contract owners’ equity resulting from operations	3,825,574	9,408,184	1,682,365	400,477	(706,208)	1,868,318	2,072,258	6,017,186	720,211

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	27,270	103,044	47,308	79,173	109,490	123,351	2,970	68,987
Net transfer (to) from affiliate and subaccounts	8,611,180	(4,313,523)	146,939	143,485	(338,189)	(185,761)	(104,982)	1,739,234	(340,229)
Payments for redemptions	(5,744,445)	(2,728,403)	(2,297,282)	(1,750,141)	(759,672)	(767,684)	(765,005)	(1,930,040)	(177,610)
Guaranteed retirement income benefit, maintenance fees, and other fees	(56,268)	(137,168)	—	—	—	—	—	(70,154)	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	2,810,467	(7,151,824)	(2,047,299)	(1,559,348)	(1,018,688)	(843,955)	(746,636)	(257,990)	(448,852)

Total increase (decrease) in contract owners’ equity	6,636,041	2,256,360	(364,934)	(1,158,871)	(1,724,896)	1,024,363	1,325,622	5,759,196	271,359

CONTRACT OWNERS’ EQUITY
Beginning of period	21,245,772	59,017,220	16,308,146	13,080,183	10,632,664	8,621,709	9,344,747	24,526,015	3,085,440

End of period	$27,881,813	$61,273,580	$15,943,212	$11,921,312	$8,907,768	$9,646,072	$10,670,369	$30,285,211	$3,356,799

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	BNY Mellon Sustainable U.S. Equity Funds		Deutsche DWS Variable Series I

	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	DWS Bond VIP A	DWS Capital Growth VIP A	DWS Capital Growth VIP B	DWS Core Equity VIP A	DWS Core Equity VIP B	DWS CROCI® International VIP A	DWS CROCI® International VIP B

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(42,138)	$(58)	$214,796	$(2,687,650)	$(6,846)	$(343,358)	$(278)	$141,232	$100
Net realized gain (loss) on investments	439,970	150	1,048,130	26,947,295	25,243	3,054,154	1,263	(268,278)	(398)
Change in unrealized appreciation (depreciation) of investments	1,156,092	974	(1,558,841)	20,391,399	48,553	8,953,479	3,026	1,116,633	2,687

Net increase (decrease) in contract owners’ equity resulting from operations	1,553,924	1,066	(295,915)	44,651,044	66,950	11,664,275	4,011	989,587	2,389

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,921	—	186,717	704,915	—	23,097	—	32,427	—
Net transfer (to) from affiliate and subaccounts	383,632	—	(21,528,476)	(7,591,048)	(1)	2,484,860	—	346,968	—
Payments for redemptions	(459,249)	—	(1,635,430)	(18,820,770)	(1,813)	(5,997,099)	(1,251)	(981,954)	(2)
Guaranteed retirement income benefit, maintenance fees, and other fees	(8,043)	—	(23,552)	(322,883)	—	(110,751)	—	(28,907)	—
Annuity payout reserve adjustment	—	—	196	(100,350)	—	347	—	323	—

Net increase (decrease) from contract owners’ equity transactions	(78,739)	—	(23,000,545)	(26,130,136)	(1,814)	(3,599,546)	(1,251)	(631,143)	(2)

Total increase (decrease) in contract owners’ equity	1,475,185	1,066	(23,296,460)	18,520,908	65,136	8,064,729	2,760	358,444	2,387

CONTRACT OWNERS’ EQUITY
Beginning of period	6,146,619	4,357	23,296,460	224,877,725	332,101	50,681,460	17,981	13,622,716	34,563

End of period	$7,621,804	$5,423	$—	$243,398,633	$397,237	$58,746,189	$20,741	$13,981,160	$36,950

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Global Small Cap VIP A	DWS Small Cap Index VIP A	DWS CROCI® U.S. VIP A	DWS CROCI® U.S. VIP B	DWS Global Equity VIP A	DWS Global Income Builder VIP A	DWS Government Money Market VIP A	DWS High Income VIP A	DWS High Income VIP B

	1/1/2021 to 12/31/2021	4/30/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(274,042)	$(906)	$460,081	$(509)	$(178,140)	$864,619	$(640,965)	$1,196,394	$211
Net realized gain (loss) on investments	(404,849)	(2,010)	1,887,490	484	17,132,099	4,727,734	—	(220,637)	(17)
Change in unrealized appreciation (depreciation) of investments	3,923,831	(7,598)	15,935,381	35,382	(12,515,218)	2,154,868	—	(74,113)	(31)

Net increase (decrease) in contract owners’ equity resulting from operations	3,244,940	(10,514)	18,282,952	35,357	4,438,741	7,747,221	(640,965)	901,644	163

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	6,030	—	52,959	—	11,197	492,254	251,893	78,758	—
Net transfer (to) from affiliate and subaccounts	(109,373)	252,814	(2,268,241)	(204)	(33,822,658)	1,258,670	34,425,525	863,892	—
Payments for redemptions	(1,835,499)	(4,234)	(6,884,142)	—	(1,685,924)	(9,664,416)	(8,264,104)	(5,396,214)	1
Guaranteed retirement income benefit, maintenance fees, and other fees	(60,668)	—	(171,689)	—	(23,989)	(26,617)	(62,108)	(25,641)	—
Annuity payout reserve adjustment	—	—	840	—	(1,408)	7,176	2,155	6,719	—

Net increase (decrease) from contract owners’ equity transactions	(1,999,510)	248,580	(9,270,273)	(204)	(35,522,782)	(7,932,933)	26,353,361	(4,472,486)	1

Total increase (decrease) in contract owners’ equity	1,245,430	238,066	9,012,679	35,153	(31,084,041)	(185,712)	25,712,396	(3,570,842)	164

CONTRACT OWNERS’ EQUITY
Beginning of period	24,914,810	—	76,166,452	148,187	31,084,041	85,412,108	43,544,228	37,034,675	8,924

End of period	$26,160,240	$238,066	$85,179,131	$183,340	$—	$85,226,396	$69,256,624	$33,463,833	$9,088

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	Deutsche DWS Variable Series II				Deutsche DWS Investments VIT Funds	Fidelity Variable Insurance Products Funds

	DWS International Growth VIP A	DWS Small Mid Cap Growth VIP A	DWS Small Mid Cap Value VIP A	DWS Small Mid Cap Value VIP B	DWS Equity 500 Index VIP A	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP II Asset Manager

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(182,483)	$(836,253)	$(57,584)	$(1,584)	$28,919	$(972,115)	$112,604	$(661,813)	$6,618
Net realized gain (loss) on investments	1,073,236	2,832,221	(690,146)	1,045	7,388,634	12,325,378	2,632,719	13,503,864	41,760
Change in unrealized appreciation (depreciation) of investments	106,740	5,203,534	13,385,527	36,132	15,021,016	6,796,234	1,346,634	(3,069,918)	185,358

Net increase (decrease) in contract owners’ equity resulting from operations	997,493	7,199,502	12,637,797	35,593	22,438,569	18,149,497	4,091,957	9,772,133	233,736

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	6,030	168,215	293,196	—	—	929,254	191,713	255,849	108,251
Net transfer (to) from affiliate and subaccounts	2,341,266	(1,802,984)	2,014,094	—	432,957	(363,471)	270,793	839,255	(135,190)
Payments for redemptions	(954,961)	(4,386,849)	(4,088,504)	(1,120)	(6,235,016)	(6,576,167)	(1,904,427)	(3,807,320)	(271,489)
Guaranteed retirement income benefit, maintenance fees, and other fees	(40,722)	(96,933)	(83,494)	—	(229,983)	—	—	—	—
Annuity payout reserve adjustment	—	129	770	—	—	1,809	568	408	—

Net increase (decrease) from contract owners’ equity transactions	1,351,613	(6,118,422)	(1,863,938)	(1,120)	(6,032,042)	(6,008,575)	(1,441,353)	(2,711,808)	(298,428)

Total increase (decrease) in contract owners’ equity	2,349,106	1,081,080	10,773,859	34,473	16,406,527	12,140,922	2,650,604	7,060,325	(64,692)

CONTRACT OWNERS’ EQUITY
Beginning of period	16,350,385	60,856,155	44,356,451	129,101	87,006,445	72,132,844	18,191,130	46,442,065	2,830,629

End of period	$18,699,491	$61,937,235	$55,130,310	$163,574	$103,412,972	$84,273,766	$20,841,734	$53,502,390	$2,765,937

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	Fidelity Variable Insurance Products Funds		Franklin Templeton Variable Insurance Products Trust

	Fidelity VIP Index 500	Fidelity VIP II Index 500 - Service Class 2	FTVIP Franklin Mutual Global Discovery Fund CL 2	FTVIP Franklin Mutual Shares Fund CL 2	FTVIP Franklin Rising Dividends Fund CL 2	FTVIP Franklin Small Cap Value Fund CL 2	FTVIP Franklin Strategic Income Fund CL 2	FTVIP Franklin U.S. Government Fund CL 2	FTVIP Templeton Developing Markets Fund CL 2

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(42,943)	$(9,776)	$157,666	$51,922	$(28,542)	$(15,160)	$69,147	$18,034	$(11,419)
Net realized gain (loss) on investments	6,606,370	193,865	(368,290)	(50,246)	613,146	114,351	(2,500)	(9,923)	176,807
Change in unrealized appreciation (depreciation) of investments	13,145,020	335,609	2,106,069	522,018	976,796	926,857	(39,676)	(61,758)	(346,718)

Net increase (decrease) in contract owners’ equity resulting from operations	19,708,447	519,698	1,895,445	523,694	1,561,400	1,026,048	26,971	(53,647)	(181,330)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	706,702	4,674	199,894	41,385	73,852	68,567	40,706	18,460	38,552
Net transfer (to) from affiliate and subaccounts	341,484	(15,652)	(566,977)	(43,658)	(519,049)	(48,302)	58,797	(160,491)	119,366
Payments for redemptions	(7,210,170)	(171,696)	(1,221,308)	(299,481)	(801,170)	(482,573)	(298,885)	(198,343)	(205,644)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	—
Annuity payout reserve adjustment	1,352	—	(2,547)	—	(3,199)	—	(2,889)	—	384

Net increase (decrease) from contract owners’ equity transactions	(6,160,632)	(182,674)	(1,590,938)	(301,754)	(1,249,566)	(462,308)	(202,271)	(340,374)	(47,342)

Total increase (decrease) in contract owners’ equity	13,547,815	337,024	304,507	221,940	311,834	563,740	(175,300)	(394,021)	(228,672)

CONTRACT OWNERS’ EQUITY
Beginning of period	75,753,603	2,067,678	11,116,656	3,087,582	6,655,242	4,386,732	3,589,972	1,880,145	2,595,463

End of period	$89,301,418	$2,404,702	$11,421,163	$3,309,522	$6,967,076	$4,950,472	$3,414,672	$1,486,124	$2,366,791

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	Invesco Variable Insurance Funds

	Invesco V.I. Capital Appreciation Fund Series II	Invesco V.I. Discovery Mid Cap Growth Fund Series II	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Global Fund Series II	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Global Strategic Income Fund Series II	Invesco V.I. Health Care Series I	Invesco V.I. Main Street Fund Series II

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(25,921)	$(24,926)	$5,367	$194,684	$(275,642)	$46,571	$74,695	$(24,484)	$(35,250)
Net realized gain (loss) on investments	267,130	357,143	35,195	599,531	2,313,283	(50,585)	(75,537)	406,119	327,910
Change in unrealized appreciation (depreciation) of investments	124,570	(39,135)	81,351	87,986	643,432	719,093	(130,017)	(154,892)	665,057

Net increase (decrease) in contract owners’ equity resulting from operations	365,779	293,082	121,913	882,201	2,681,073	715,079	(130,859)	226,743	957,717

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	23,668	10,360	3,785	7,280	296,548	34,611	187,137	9,334	66,770
Net transfer (to) from affiliate and subaccounts	(35,965)	31,350	75,296	2,154,128	(590,291)	40,592	150,202	46,486	(16,347)
Payments for redemptions	(257,333)	(163,300)	(240,121)	(846,146)	(2,106,163)	(456,652)	(446,863)	(470,223)	(416,160)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(2,998)	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(269,630)	(121,590)	(161,040)	1,312,264	(2,399,906)	(381,449)	(109,524)	(414,403)	(365,737)

Total increase (decrease) in contract owners’ equity	96,149	171,492	(39,127)	2,194,465	281,167	333,630	(240,383)	(187,660)	591,980

CONTRACT OWNERS’ EQUITY
Beginning of period	1,826,778	1,710,680	751,344	6,998,867	20,037,891	3,193,028	2,707,986	2,250,756	3,880,163

End of period	$1,922,927	$1,882,172	$712,217	$9,193,332	$20,319,058	$3,526,658	$2,467,603	$2,063,096	$4,472,143

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	Invesco Variable Insurance Funds	Janus Aspen Series						JPMorgan Insurance Trust

	Invesco V.I. Main Street Small Cap Fund Series II	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S	Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	Janus Henderson Research Portfolio I-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(91,821)	$(298,590)	$(628,710)	$(98,814)	$(324,941)	$(32,745)	$(442,111)	$1,956	$(21,752)
Net realized gain (loss) on investments	760,359	4,889,404	10,907,697	1,485,694	5,063,812	52,987	5,071,246	7,022	454,763
Change in unrealized appreciation (depreciation) of investments	768,061	5,893,824	(1,232,094)	508,986	1,430,865	491,324	1,642,208	(23,023)	868,537

Net increase (decrease) in contract owners’ equity resulting from operations	1,436,599	10,484,638	9,046,893	1,895,866	6,169,736	511,566	6,271,343	(14,045)	1,301,548

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	136,981	755,837	339,528	6,870	605,904	50,181	524,550	4,400	32,736
Net transfer (to) from affiliate and subaccounts	51,708	1,041,486	(1,592,999)	1,928,738	(91,784)	(38,471)	(475,027)	1,494	173,824
Payments for redemptions	(584,385)	(8,107,267)	(5,802,426)	(180,229)	(3,809,568)	(249,261)	(3,873,947)	(10,266)	(822,245)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	(24,468)	—	—	—	—	—
Annuity payout reserve adjustment	—	3,826	716	—	800	—	1,701	—	—

Net increase (decrease) from contract owners’ equity transactions	(395,696)	(6,306,118)	(7,055,181)	1,730,911	(3,294,648)	(237,551)	(3,822,723)	(4,372)	(615,685)

Total increase (decrease) in contract owners’ equity	1,040,903	4,178,520	1,991,712	3,626,777	2,875,088	274,015	2,448,620	(18,417)	685,863

CONTRACT OWNERS’ EQUITY
Beginning of period	7,128,016	70,134,484	62,115,263	9,105,868	38,671,696	2,940,175	34,836,267	504,855	4,777,240

End of period	$8,168,919	$74,313,004	$64,106,975	$12,732,645	$41,546,784	$3,214,190	$37,284,887	$486,438	$5,463,103

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2021

	JPMorgan Insurance Trust		PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust

	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity Portfolio	PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin	PIMCO PVIT Low Duration Portfolio - Admin	Voya Global High Dividend Low Volatility Portfolio Class S	VY JPMorgan Emerging Markets Equity Portfolio Class I

	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021	1/1/2021 to 12/31/2021

OPERATIONS
Net investment income (loss)	$(40,320)	$(6,390)	$16	$—	$26,861	$(64,558)
Net realized gain (loss) on investments	318,230	108,730	70	—	102,424	536,698
Change in unrealized appreciation (depreciation) of investments	560,956	185,613	(157)	(5)	354,673	(1,009,365)

Net increase (decrease) in contract owners’ equity resulting from operations	838,866	287,953	(71)	(5)	483,958	(537,225)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	38,213	4,223	—	—	48,130	28,855
Net transfer (to) from affiliate and subaccounts	17,775	(36,499)	—	—	22,605	(110,639)
Payments for redemptions	(404,158)	(46,663)	(4,144)	—	(492,557)	(347,422)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—
Annuity payout reserve adjustment	—	—	—	—	(1,704)	588

Net increase (decrease) from contract owners’ equity transactions	(348,170)	(78,939)	(4,144)	—	(423,526)	(428,618)

Total increase (decrease) in contract owners’ equity	490,696	209,014	(4,215)	(5)	60,432	(965,843)

CONTRACT OWNERS’ EQUITY
Beginning of period	4,324,357	1,077,621	4,215	5	2,719,911	5,209,688

End of period	$4,815,053	$1,286,635	$—	$—	$2,780,343	$4,243,845

See accompanying notes to financial statements.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”) a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd ( “ZIG”), of Zurich, Switzerland.

Prior to June 20, 2022, ZALICO was a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”). On June 20, 2022, ZAC merged into ZHCA, with ZHCA as the surviving entity. The merger had no impact on ZALICO or its operations.

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage

III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of seventy-four subaccounts which are currently open with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2022. As of December 31, 2022, assets were invested in sixty-five of the subaccount options. Subaccounts with no investment activity are not shown on the financial statements.

The Zurich Advantage III contracts have forty-nine subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, the JPMorgan Insurance Trust, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have eight subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche DWS Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

The Farmers Variable Annuity I contracts have nineteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the JPMorgan Insurance Trust, all of which are open-end management investment companies.

The Zurich ZS4 contracts have seventeen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Deutsche DWS Investments VIT Funds, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the BNY Mellon Investment Portfolios, the BNY Mellon Sustainable U.S. Equity Funds, the Deutsche DWS Variable Series I, the Deutsche DWS Variable Series II, the Fidelity Variable Insurance Products Funds, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Aspen Series, and the JPMorgan Insurance Trust, all of which are open-end management investment companies.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

As of December 31, 2022, the Separate Account was comprised of seventy-four total subaccounts which are currently open, of which one was merged into another subaccount during 2022. The following is a list of subaccounts in alphabetical order (which may or may not match the order of such subaccounts on the face of the financial statements):

Alger Balanced-Class I-2	Fidelity VIP Contrafund - Service II (a)
Alger Capital Appreciation-Class I-2	Fidelity VIP Equity Income
Alger Capital Appreciation-Class S (a)	Fidelity VIP Equity Income - Service II (a)
Alger Large Cap Growth-Class I-2	Fidelity VIP Growth
Alger Mid Cap Growth S (a) (c)	Fidelity VIP II Asset Manager
Alger Mid Cap Growth-Class I-2 (c)	Fidelity VIP Index 500
Alger Small Cap Growth-Class I-2	Fidelity VIP II Index 500 - Service Class 2
American Century VP Disciplined Core Value	FTVIP Franklin Mutual Global Discovery Fund CL 2
American Century VP Disciplined Core Value II (a)	FTVIP Franklin Mutual Shares Fund CL 2
American Century VP Value	FTVIP Franklin Rising Dividends Fund CL 2
American Century VP Value II (a)	FTVIP Franklin Small Cap Value Fund CL 2
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	FTVIP Franklin Strategic Income Fund CL 2
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	FTVIP Franklin U.S. Government Fund CL 2
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	FTVIP Templeton Developing Markets Fund CL 2
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	Invesco V.I. Capital Appreciation Fund Series II
DWS Bond VIP A (b)	Invesco V.I. Discovery Mid Cap Growth Fund Series II
DWS Capital Growth VIP A	Invesco V.I. Diversified Dividend Fund Series I
DWS Capital Growth VIP B	Invesco V.I. Equity and Income Fund Series I
DWS Core Equity VIP A	Invesco V.I. Global Fund Series II
DWS Core Equity VIP B	Invesco V.I. Global Real Estate Fund Series I
DWS CROCI® International VIP A	Invesco V.I. Global Strategic Income Fund Series II
DWS CROCI® International VIP B	Invesco V.I. Health Care Series I
DWS CROCI® U.S. VIP A	Invesco V.I. Main Street Fund Series II
DWS CROCI® U.S. VIP B	Invesco V.I. Main Street Small Cap Fund Series II
DWS Equity 500 Index VIP A	Janus Henderson Balanced Portfolio I-S
DWS Equity 500 Index VIP B2 (a)	Janus Henderson Enterprise Portfolio I-S
DWS Global Equity VIP A (b)	Janus Henderson Forty Portfolio I-S
DWS Global Income Builder VIP A	Janus Henderson Global Research Portfolio I-S
DWS Global Small Cap VIP A	Janus Henderson Global Research Portfolio S-S (a)
DWS Global Small Cap VIP B (a)	Janus Henderson Mid Cap Value Portfolio S-S
DWS Government Money Market VIP A	Janus Henderson Research Portfolio I-S
DWS High Income VIP A	JPMorgan Insurance Trust Core Bond
DWS High Income VIP B	JPMorgan Insurance Trust MidCap Value
DWS International Growth VIP A	JPMorgan Insurance Trust Small Cap Core
DWS International Growth VIP B (a)	JPMorgan Insurance Trust US Equity Portfolio
DWS Small Cap Index VIP A	PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin (b)
DWS Small Mid Cap Growth VIP A	PIMCO PVIT Low Duration Portfolio - Admin (b)
DWS Small Mid Cap Value VIP A	Voya Global High Dividend Low Volatility Portfolio Class S
DWS Small Mid Cap Value VIP B	VY JPMorgan Emerging Markets Equity Portfolio Class I
Fidelity VIP Contrafund

Notes:

(a)	Subaccount available for investment; however, no activity in 2022 or 2021, and as such have not been shown in the accompanying financial statements.
(b)	Fund closed during 2021.
(c)	Effective June 3, 2022, the Alger Mid Cap Growth S was merged into the Alger Mid Cap Growth Class I-2 fund. Per (a) above, the Alger Mid Cap Growth S fund had no activity in 2022 or 2021.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022 or December 31, 2021. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Annuity payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Scudder Destinations, Farmers Variable Annuity I, Zurich Archway, Zurich ZS4, Zurich Preferred, Zurich Preferred Plus, and most Zurich Advantage III policies), or 4.0% for Zurich Passport and some Zurich Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Fair value measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in the Financial Accounting Standards Board’s (“FASB”) guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets.

b.	Quoted prices for identical or similar assets or liabilities in non-active markets.

c.	Inputs other than quoted market prices that are observable.

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2022, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced-Class I-2	$2,629,703	$2,647,019
Alger Capital Appreciation-Class I-2	3,813,189	8,352,491
Alger Large Cap Growth-Class I-2	1,087,416	1,726,156
Alger Mid Cap Growth-Class I-2	818,427	1,389,774
Alger Small Cap Growth-Class I-2	1,332,457	910,592
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value	$2,554,036	$1,938,328
American Century VP Value	1,679,536	1,434,667
BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares	$7,250,246	$3,694,693
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares	796,911	543,055
BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares	$1,828,548	$1,251,258
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares	339	80
Deutsche DWS Variable Series I:
DWS Capital Growth VIP A	$31,941,624	$18,293,941
DWS Capital Growth VIP B	49,688	20,314
DWS Core Equity VIP A	9,500,515	6,643,110
DWS Core Equity VIP B	2,646	327
DWS CROCI® International VIP A	834,829	1,189,627
DWS CROCI® International VIP B	941	600
DWS Global Small Cap VIP A	3,958,083	2,190,409
DWS Small Cap Index VIP A	586,099	179,944
Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A	$3,977,716	$7,939,787
DWS CROCI® U.S. VIP B	4,764	3,104
DWS Global Income Builder VIP A	9,773,325	9,761,058
DWS Government Money Market VIP A	31,292,965	31,861,096
DWS High Income VIP A	3,441,269	6,689,105
DWS High Income VIP B	405	161
DWS International Growth VIP A	789,351	2,495,185
DWS Small Mid Cap Growth VIP A	6,487,425	4,478,675
DWS Small Mid Cap Value VIP A	2,186,999	5,597,813
DWS Small Mid Cap Value VIP B	2,767	2,692
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A	$10,233,412	$7,913,709

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Purchases	Sales
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund	$4,392,353	$8,273,876
Fidelity VIP Equity Income	2,001,523	1,724,190
Fidelity VIP Growth	4,126,918	11,549,516
Fidelity VIP II Asset Manager	229,421	156,843
Fidelity VIP Index 500	16,486,431	20,588,026
Fidelity VIP II Index 500 - Service Class 2	77,681	212,213
Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2	$1,472,650	$1,457,385
FTVIP Franklin Mutual Shares Fund CL 2	413,829	825,695
FTVIP Franklin Rising Dividends Fund CL 2	966,011	571,323
FTVIP Franklin Small Cap Value Fund CL 2	996,860	779,875
FTVIP Franklin Strategic Income Fund CL 2	452,581	803,819
FTVIP Franklin U.S. Government Fund CL 2	650,961	751,760
FTVIP Templeton Developing Markets Fund CL 2	329,290	437,780
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II	$590,413	$217,906
Invesco V.I. Discovery Mid Cap Growth Fund Series II	495,774	166,287
Invesco V.I. Diversified Dividend Fund Series I	412,080	270,651
Invesco V.I. Equity and Income Fund Series I	4,775,276	530,710
Invesco V.I. Global Fund Series II	2,705,442	1,934,882
Invesco V.I. Global Real Estate Fund Series I	248,559	385,721
Invesco V.I. Global Strategic Income Fund Series II	39,100	334,504
Invesco V.I. Health Care Series I	488,754	384,805
Invesco V.I. Main Street Fund Series II	1,528,527	341,943
Invesco V.I. Main Street Small Cap Fund Series II	975,497	760,089
Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S	$5,200,698	$8,560,682
Janus Henderson Enterprise Portfolio I-S	9,311,739	5,903,721
Janus Henderson Forty Portfolio I-S	1,822,652	2,876,772
Janus Henderson Global Research Portfolio I-S	4,579,493	4,000,548
Janus Henderson Mid Cap Value Portfolio S-S	326,748	331,166
Janus Henderson Research Portfolio I-S	5,149,541	2,874,169
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	$14,572	$15,665
JPMorgan Insurance Trust MidCap Value	863,043	722,178
JPMorgan Insurance Trust Small Cap Core	1,255,009	656,065
JPMorgan Insurance Trust US Equity Portfolio	242,550	100,731
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S	$216,668	$314,041
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	$971,659	$386,484

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Contract Charges	Range
Mortality and Expense Risk Charge
Each subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.	0-1.25%
Administration Charge
Each subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include owner inquiries, changes in allocations, owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.	0-.50%
Records Maintenance Charge
An annual records maintenance charge is assessed during the accumulation period through the redemption of units and is assessed equally among all subaccounts in which the contract holder has an interest. The charge is assessed at the end of each contract year, on contract surrender and upon annuitization. However, the separate account does not deduct the records maintenance charge for contracts with contract value of at least $50,000 on the assessment date. This charge reimburses the separate account for the expenses of establishing and maintaining Contract records.	0-$30
Withdrawal Charge
Withdrawal charges are applicable only during the first seven contribution years following each purchase payment. When a withdrawal is requested in good order, and a withdrawal charge applies, the contract value is reduced by the amount of the withdrawal charge through the redemption of units. This charge is subject to certain exceptions. The withdrawal charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.	0-8%
Optional Benefit Fees
Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are recorded through redemption of units. These fees are calculated on an “Asset Base” basis.	0.15-0.75%
Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a contract year. The charge would be assessed through the redemption of units.	0-$25
Investment Management Fees and Other Expenses
In some cases, the value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holder through the reduction of unit values.	0.1-1.43%
Redemption Fees
A fund or portfolio may assess a redemption fee on subaccount assets that are redeemed out of the fund or portfolio in connection with a withdrawal or transfer. Each fund or portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the fund or portfolio and is not retained by the Company. The redemption fee is deducted from the contract value through the redemption of units.	0-2%
Applicable State Premium Taxes
Certain state and local governments impose a premium tax on purchase payments which, depending on the state, is paid by the Company at the time a purchase payment is received from the contract holder or at the time the Contract is annuitized. If the contract holder lives in a state where premium taxes are paid at the time a purchase payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the contract value at the time the purchase payment is received. If the contract holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the contract value.	0-3.5%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Zurich Advantage III, Zurich Preferred and Zurich Preferred Plus policies is $1,000 and the contract must have at least $1,500 value. The minimum amount of loan under Zurich Archway and Zurich ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Zurich Destination policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is less. Farmers Variable Annuity I and Zurich Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Policy. The balance of loans outstanding as of December 31, 2022, was $31,664,652. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company (“Protective Life”), is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, and performs certain Separate Account administration functions for certain registered variable annuity contracts that are funded through the Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”). On July 3, 2006, Protective Life, purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
The Alger Portfolios:
Alger Balanced-Class I-2
2022	60,476	102,428	(41,952)
2021	347,933	240,311	107,622
Alger Capital Appreciation-Class I-2
2022	40,058	196,866	(156,808)
2021	63,903	202,342	(138,439)
Alger Large Cap Growth-Class I-2
2022	4,192	10,073	(5,881)
2021	3,507	11,730	(8,223)
Alger Mid Cap Growth-Class I-2
2022	7,430	15,589	(8,159)
2021	9,034	20,908	(11,874)
Alger Small Cap Growth-Class I-2
2022	4,423	7,894	(3,471)
2021	4,590	10,177	(5,587)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2022	24,241	94,792	(70,551)
2021	20,541	58,197	(37,656)
American Century VP Value
2022	31,726	55,025	(23,299)
2021	24,032	52,740	(28,708)
BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2022	26,663	93,620	(66,957)
2021	97,993	101,623	(3,630)
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
2022	3,919	14,142	(10,223)
2021	6,373	16,987	(10,614)
BNY Mellon Sustainable U.S. Equity Funds:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2022	50,171	23,516	26,655
2021	22,609	23,697	(1,088)
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares
2022	—	—	—
2021	—	—	—
Deutsche Variable Series I:
DWS Bond VIP A
2022	—	—	—
2021	134,109	2,096,039	(1,961,930)
DWS Capital Growth VIP A
2022	91,361	354,625	(263,264)
2021	88,618	530,299	(441,681)
DWS Capital Growth VIP B
2022	6	351	(345)
2021	—	31	(31)
DWS Core Equity VIP A
2022	71,579	194,041	(122,462)
2021	128,710	238,931	(110,221)
DWS Core Equity VIP B
2022	—	1	(1)
2021	—	30	(30)
DWS CROCI® International VIP A
2022	53,850	109,606	(55,756)
2021	161,643	216,160	(54,517)
DWS CROCI® International VIP B
2022	—	—	—
2021	—	—	—
DWS Global Small Cap VIP A
2022	14,681	68,331	(53,650)
2021	44,301	95,110	(50,809)
DWS Small Cap Index VIP A
2022	66,296	24,950	41,346
2021	32,795	8,351	24,444

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Deutsche Variable Series II:
DWS CROCI® U.S. VIP A
2022	114,489	453,915	(339,426)
2021	194,713	739,345	(544,632)
DWS CROCI® U.S. VIP B
2022	—	6	(6)
2021	—	14	(14)
DWS Global Equity VIP A
2022	—	—	—
2021	89,286	3,927,775	(3,838,489)
DWS Global Income Builder VIP A
2022	223,366	763,976	(540,610)
2021	223,735	961,201	(737,466)
DWS Government Money Market VIP A
2022	11,666,741	11,022,523	644,218
2021	14,455,011	5,830,048	8,624,963
DWS High Income VIP A
2022	192,913	561,332	(368,419)
2021	321,144	645,157	(324,013)
DWS High Income VIP B
2022	—	—	—
2021	—	—	—
DWS International Growth VIP A
2022	28,634	110,026	(81,392)
2021	120,042	80,256	39,786
DWS Small Mid Cap Growth VIP A
2022	166,084	480,238	(314,154)
2021	137,181	644,746	(507,565)
DWS Small Mid Cap Value VIP A
2022	153,046	594,172	(441,126)
2021	266,174	505,580	(239,406)
DWS Small Mid Cap Value VIP B
2022	—	1	(1)
2021	—	29	(29)
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2022	146,355	225,485	(79,130)
2021	167,512	330,881	(163,369)
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund
2022	18,539	67,530	(48,991)
2021	12,378	53,084	(40,706)
Fidelity VIP Equity Income
2022	15,019	20,824	(5,805)
2021	12,062	27,183	(15,121)
Fidelity VIP Growth
2022	8,158	51,848	(43,690)
2021	8,422	19,494	(11,072)
Fidelity VIP II Asset Manager
2022	716	2,702	(1,986)
2021	3,417	8,560	(5,143)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP Index 500
2022	31,899	43,340	(11,441)
2021	3,881	15,157	(11,276)
Fidelity VIP II Index 500 - Service Class 2
2022	87	406	(319)
2021	88	461	(373)
Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2
2022	15,831	38,251	(22,420)
2021	11,290	52,657	(41,367)
FTVIP Franklin Mutual Shares Fund CL 2
2022	2,802	29,618	(26,816)
2021	4,332	15,256	(10,924)
FTVIP Franklin Rising Dividends Fund CL 2
2022	4,887	12,081	(7,194)
2021	3,688	29,484	(25,796)
FTVIP Franklin Small Cap Value Fund CL 2
2022	4,812	16,110	(11,298)
2021	10,845	19,644	(8,799)
FTVIP Franklin Strategic Income Fund CL 2
2022	18,725	42,741	(24,016)
2021	12,799	22,991	(10,192)
FTVIP Franklin U.S. Government Fund CL 2
2022	73,311	79,721	(6,410)
2021	8,725	35,202	(26,477)
FTVIP Templeton Developing Markets Fund CL 2
2022	5,980	14,186	(8,206)
2021	5,904	7,179	(1,275)
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II
2022	2,433	5,386	(2,953)
2021	3,584	9,036	(5,452)
Invesco V.I. Discovery Mid Cap Growth Fund Series II
2022	1,985	3,482	(1,497)
2021	5,304	7,359	(2,055)
Invesco V.I. Diversified Dividend Fund Series I
2022	20,138	16,895	3,243
2021	5,645	15,427	(9,782)
Invesco V.I. Equity and Income Fund Series I
2022	359,915	65,661	294,254
2021	987,374	151,801	835,573
Invesco V.I. Global Fund Series II
2022	10,606	43,753	(33,147)
2021	12,208	52,311	(40,103)
Invesco V.I. Global Real Estate Fund Series I
2022	6,754	12,761	(6,007)
2021	3,980	15,474	(11,494)
Invesco V.I. Global Strategic Income Fund Series II
2022	4,707	21,784	(17,077)
2021	32,535	38,873	(6,338)
Invesco V.I. Health Care Series I
2022	7,721	10,204	(2,483)
2021	7,451	16,597	(9,146)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Invesco V.I. Main Street Fund Series II
2022	2,728	8,475	(5,747)
2021	4,371	12,820	(8,449)
Invesco V.I. Main Street Small Cap Fund Series II
2022	4,822	14,013	(9,191)
2021	10,018	16,958	(6,940)
Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S
2022	37,008	90,657	(53,649)
2021	25,886	85,891	(60,005)
Janus Henderson Enterprise Portfolio I-S
2022	9,434	40,217	(30,783)
2021	5,358	49,965	(44,607)
Janus Henderson Forty Portfolio I-S
2022	14,594	58,128	(43,534)
2021	47,264	22,020	25,244
Janus Henderson Global Research Portfolio I-S
2022	14,136	56,612	(42,476)
2021	14,242	55,167	(40,925)
Janus Henderson Mid Cap Value Portfolio S-S
2022	2,120	7,202	(5,082)
2021	2,463	7,783	(5,320)
Janus Henderson Research Portfolio I-S
2022	4,495	32,566	(28,071)
2021	11,845	49,996	(38,151)
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2022	337	733	(396)
2021	350	629	(279)
JPMorgan Insurance Trust MidCap Value
2022	4,197	17,911	(13,714)
2021	11,462	27,141	(15,679)
JPMorgan Insurance Trust Small Cap Core
2022	8,980	13,015	(4,035)
2021	8,548	14,767	(6,219)
JPMorgan Insurance Trust US Equity Portfolio
2022	1,809	1,846	(37)
2021	2,020	3,625	(1,605)
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin
2022	—	—	—
2021	—	186	(186)
PIMCO PVIT Low Duration Portfolio - Admin
2022	—	—	—
2021	—	—	—
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S
2022	6,685	20,706	(14,021)
2021	8,858	36,673	(27,815)

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2022	3,517	12,809	(9,292)
2021	4,206	14,307	(10,101)

(6) Unit Values and Financial Highlights

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2022, (except for funds which are no longer active and which have not been shown in the accompanying financial statements) were as follows:

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

Alger Portfolios:
Alger Balanced-Class I-2
2022	985	$23.758	$23.758	$23,391	1.10%	1.40%	1.40%	(12.53)%	(12.53)%
2021	1,026	27.162	27.162	27,882	0.89%	1.40%	1.40%	17.48%	17.48%
2020	919	23.121	23.121	21,246	1.20%	1.40%	1.40%	8.70%	8.70%
2019	962	21.270	21.270	20,471	1.58%	1.40%	1.40%	17.85%	17.85%
2018	897	18.048	18.048	16,184	4.19%	1.40%	1.40%	(4.67)%	(4.67)%
Alger Capital Appreciation-Class I-2
2022	896	36.450	36.450	32,643	N/A	1.40%	1.40%	(37.40)%	(37.40)%
2021	1,052	58.225	58.225	61,274	N/A	1.40%	1.40%	17.48%	17.48%
2020	1,191	49.561	49.561	59,017	N/A	1.40%	1.40%	39.79%	39.79%
2019	1,317	35.453	35.453	46,703	N/A	1.40%	1.40%	31.74%	31.74%
2018	1,435	26.912	26.912	38,617	0.09%	1.40%	1.40%	(1.49)%	(1.49)%
Alger Large Cap Growth-Class I-2
2022	59	99.662	163.230	8,795	N/A	1.00%	2.25%	(40.00)%	(39.26)%
2021	65	166.114	268.743	15,943	N/A	1.00%	2.25%	9.38%	10.73%
2020	73	151.868	242.691	16,308	0.17%	1.00%	2.25%	63.36%	65.38%
2019	82	92.966	146.750	11,136	N/A	1.00%	2.25%	24.63%	26.17%
2018	93	74.596	116.312	9,975	N/A	1.00%	2.25%	(0.06)%	1.19%
Alger Mid Cap Growth-Class I-2
2022	85	66.779	86.667	6,894	N/A	1.00%	2.25%	(37.48)%	(36.71)%
2021	94	106.811	136.927	11,921	N/A	1.00%	2.25%	1.91%	3.17%
2020	105	104.810	132.717	13,080	N/A	1.00%	2.25%	61.01%	63.00%
2019	118	65.095	81.421	9,003	N/A	1.00%	2.25%	27.39%	28.97%
2018	135	51.099	63.133	7,989	N/A	1.00%	2.25%	(9.49)%	(8.37)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

Alger Small Cap Growth-Class I-2
2022	47	$49.822	$124.280	$5,073	N/A	1.00%	2.25%	(39.38)%	(38.63)%
2021	50	82.185	202.501	8,908	N/A	1.00%	2.25%	(8.13)%	(6.99)%
2020	56	89.458	217.721	10,633	1%	1.00%	2.25%	63.48%	65.50%
2019	65	54.722	131.555	7,357	N/A	1.00%	2.25%	26.49%	28.06%
2018	71	43.262	102.733	6,302	N/A	1.00%	2.25%	(0.81)%	0.43%
American Century Variable Portfolios, Inc.:
American Century VP Disciplined Core Value
2022	347	16.534	21.406	6,900	1.62%	1.00%	2.25%	(14.65)%	(13.60)%
2021	417	19.372	24.775	9,646	1.12%	1.00%	2.25%	20.93%	22.43%
2020	455	16.019	20.236	8,622	1.72%	1.00%	2.25%	9.35%	10.70%
2019	559	14.650	18.280	9,590	2.13%	1.00%	2.25%	21.22%	22.72%
2018	601	12.085	14.896	8,432	2.01%	1.00%	2.25%	(8.93)%	(7.79)%
American Century VP Value
2022	357	22.122	30.095	9,940	2.04%	1.00%	2.25%	(1.67)%	(0.45)%
2021	381	22.497	30.232	10,670	1.81%	1.00%	2.25%	21.77%	23.28%
2020	409	18.474	24.523	9,345	1.94%	1.00%	2.25%	(1.25)%	(0.02)%
2019	461	18.708	24.529	10,556	2.16%	1.00%	2.25%	24.24%	25.78%
2018	537	15.058	19.502	9,810	1.70%	1.00%	2.25%	(11.16)%	(10.06)%
BNY Mellon Investment Portfolios:
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares
2022	609	37.993	37.993	23,119	0.70%	1.40%	1.40%	(15.26)%	(15.26)%
2021	675	44.836	44.836	30,285	0.66%	1.40%	1.40%	24.15%	24.15%
2020	679	36.115	36.115	24,526	0.73%	1.40%	1.40%	6.61%	6.61%
2019	755	33.876	33.876	25,565	0.67%	1.40%	1.40%	18.52%	18.52%
2018	831	28.582	28.582	23,745	0.62%	1.40%	1.40%	(16.66)%	(16.66)%
BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
2022	66	31.140	39.663	2,462	0.42%	1.00%	2.25%	(16.17)%	(15.13)%
2021	77	37.145	46.735	3,357	0.47%	1.00%	2.25%	22.80%	24.32%
2020	87	30.249	37.593	3,085	0.53%	1.00%	2.25%	5.47%	6.78%
2019	116	28.679	35.207	3,845	0.43%	1.00%	2.25%	17.22%	18.67%
2018	137	24.467	29.668	3,847	0.36%	1.00%	2.25%	(17.55)%	(16.53)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

BNY Mellon Sustainable U.S. Equity Fund:
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Initial Shares
2022	192	$21.860	$85.179	$5,786	0.53%	1.00%	2.25%	(24.57)%	(23.64)%
2021	165	28.738	111.543	7,622	0.77%	1.00%	2.25%	24.20%	25.74%
2020	166	22.946	88.709	6,147	0.98%	1.00%	2.25%	21.41%	22.91%
2019	168	18.743	72.171	5,155	1.45%	1.00%	2.25%	31.40%	33.03%
2018	159	14.145	54.253	3,924	1.92%	1.00%	2.25%	(6.52)%	(5.35)%
BNY Mellon Sustainable U.S. Equity Portfolio Inc. - Service Shares
2022	—	31.062	33.326	4	0.27%	1.70%	2.05%	(24.61)%	(24.35)%
2021	—	41.200	44.052	5	0.59%	1.70%	2.05%	24.14%	24.56%
2020	—	33.189	35.365	4	0.83%	1.70%	2.05%	21.37%	21.79%
2019	—	27.345	29.038	4	1.05%	1.70%	2.05%	31.32%	31.77%
2018	—	20.824	22.037	4	1.57%	1.70%	2.05%	(6.57)%	(6.24)%
Deutsche DWS Variable Series I:
DWS Bond VIP A (b)
2021	—	1.919	12.840	—	3.96%	1.00%	2.25%	(2.09)%	(1.09)%
2020	1,962	1.944	13.481	23,296	2.82%	1.00%	2.25%	6.68%	7.99%
2019	1,925	1.805	12.533	20,856	2.99%	1.00%	2.25%	8.19%	9.53%
2018	1,928	1.652	11.488	18,989	4.38%	1.00%	2.25%	(4.81)%	(3.62)%
DWS Capital Growth VIP A
2022	3,324	37.571	82.497	153,866	0.09%	1.00%	2.25%	(32.26)%	(31.42)%
2021	3,587	55.003	120.298	243,399	0.21%	1.00%	2.25%	20.08%	21.56%
2020	4,028	45.426	98.960	224,878	0.48%	1.00%	2.25%	35.99%	37.67%
2019	4,503	33.129	71.884	183,560	0.44%	1.00%	2.25%	34.12%	35.78%
2018	4,968	24.496	52.942	150,114	0.77%	1.00%	2.25%	(3.78)%	(2.58)%
DWS Capital Growth VIP B
2022	6	40.807	43.782	254	N/A	1.70%	2.05%	(32.29)%	(32.06)%
2021	6	60.271	64.443	397	N/A	1.70%	2.05%	20.00%	20.41%
2020	6	50.227	53.520	332	0.25%	1.70%	2.05%	35.92%	36.38%
2019	6	36.955	39.242	245	0.17%	1.70%	2.05%	34.04%	34.51%
2018	7	27.569	29.175	187	0.51%	1.70%	2.05%	(3.85)%	(3.52)%
DWS Core Equity VIP A
2022	1,479	29.832	38.790	45,120	0.78%	1.00%	2.05%	(17.22)%	(16.36)%
2021	1,602	35.810	46.380	58,746	0.78%	1.00%	2.05%	22.78%	24.06%
2020	1,712	28.980	37.386	50,681	1.26%	1.00%	2.05%	13.80%	14.99%
2019	1,946	25.304	32.513	50,344	1.12%	1.00%	2.05%	27.68%	29.01%
2018	2,161	19.691	25.202	43,559	1.89%	1.00%	2.05%	(7.59)%	(6.62)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

DWS Core Equity VIP B
2022	—	$35.601	$38.197	$17	0.44%	1.70%	2.05%	(17.42)%	(17.13)%
2021	—	43.109	46.094	21	0.46%	1.70%	2.05%	22.43%	22.85%
2020	—	35.211	37.519	18	0.30%	1.70%	2.05%	13.35%	13.74%
2019	3	31.065	32.988	92	0.76%	1.70%	2.05%	27.31%	27.75%
2018	3	24.401	25.823	79	1.50%	1.70%	2.05%	(7.92)%	(7.60)%
DWS CROCI® International VIP A
2022	1,037	10.596	15.645	11,356	3.09%	1.00%	2.25%	(15.10)%	(14.05)%
2021	1,093	12.376	18.201	13,981	2.46%	1.00%	2.25%	6.83%	8.16%
2020	1,148	11.488	16.829	13,623	3.08%	1.00%	2.25%	0.35%	1.60%
2019	1,192	11.353	16.564	13,982	3.00%	1.00%	2.25%	19.09%	20.57%
2018	1,272	9.453	13.739	12,422	1.09%	1.00%	2.25%	(16.29)%	(15.25)%
DWS CROCI® International VIP B
2022	2	12.333	13.233	31	2.76%	1.70%	2.05%	(15.25)%	(14.96)%
2021	2	14.553	15.560	37	2.20%	1.70%	2.05%	6.75%	7.12%
2020	2	13.632	14.526	35	2.88%	1.70%	2.05%	0.43%	0.78%
2019	2	13.573	14.414	34	2.71%	1.70%	2.05%	18.80%	19.21%
2018	2	11.425	12.091	29	0.82%	1.70%	2.05%	(16.30)%	(16.01)%
DWS Global Small Cap VIP A
2022	585	30.690	30.690	17,947	0.52%	1.40%	1.40%	(25.10)%	(25.10)%
2021	638	40.976	40.976	26,160	0.37%	1.40%	1.40%	13.35%	13.35%
2020	689	36.148	36.148	24,915	0.70%	1.40%	1.40%	15.74%	15.74%
2019	769	31.233	31.233	24,033	N/A	1.40%	1.40%	19.61%	19.61%
2018	839	26.112	26.112	21,918	0.30%	1.40%	1.40%	(21.61)%	(21.61)%
DWS Small Cap Index VIP A (a)
2022	66	7.623	7.623	502	0.57%	1.40%	1.40%	(21.73)%	(21.73)%
2021	24	9.283	9.858	238	N/A	N/A	N/A	N/A	N/A
Deutsche DWS Variable Series II:
DWS CROCI® U.S. VIP A
2022	4,502	3.339	23.177	65,867	1.74%	1.00%	2.05%	(17.09)%	(16.23)%
2021	4,841	4.028	27.777	85,179	2.01%	1.00%	2.05%	24.14%	25.43%
2020	5,386	3.245	22.233	76,166	2.07%	1.00%	2.05%	(13.92)%	(13.03)%
2019	6,052	3.769	25.666	93,861	1.97%	1.00%	2.05%	30.28%	31.64%
2018	6,546	2.893	19.575	77,218	2.63%	1.00%	2.05%	(12.31)%	(11.39)%
DWS CROCI® U.S. VIP B
2022	8	19.114	20.508	152	1.41%	1.70%	2.05%	(17.36)%	(17.08)%
2021	8	23.130	24.731	183	1.62%	1.70%	2.05%	23.73%	24.16%
2020	8	18.693	19.919	148	1.81%	1.70%	2.05%	(14.17)%	(13.88)%
2019	8	21.780	23.129	172	1.58%	1.70%	2.05%	29.82%	30.27%
2018	8	16.777	17.754	135	2.22%	1.70%	2.05%	(12.51)%	(12.21)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

DWS Global Equity VIP A (b)
2021	—	$4.760	$34.853	$—	1.07%	1.00%	2.05%	13.92%	14.90%
2020	3,838	4.179	30.508	31,084	0.63%	1.00%	2.05%	22.02%	23.29%
2019	4,461	3.425	24.917	29,181	0.53%	1.00%	2.05%	33.52%	34.91%
2018	4,999	2.565	18.597	24,336	0.79%	1.00%	2.05%	(12.91)%	(12.00)%
DWS Global Income Builder VIP A
2022	5,292	3.367	19.097	64,529	2.84%	1.00%	2.25%	(16.85)%	(15.82)%
2021	5,833	4.049	22.825	85,226	2.35%	1.00%	2.25%	8.51%	9.86%
2020	6,570	3.731	20.921	85,412	2.96%	1.00%	2.25%	5.90%	7.21%
2019	7,420	3.524	19.650	88,792	3.94%	1.00%	2.25%	17.52%	18.98%
2018	8,255	2.998	16.631	83,425	3.95%	1.00%	2.25%	(9.71)%	(8.58)%
DWS Government Money Market VIP A
2022	20,794	0.798	16.076	68,688	1.23%	—%	2.25%	(0.92)%	1.31%
2021	20,150	0.805	16.169	69,256	0.01%	—%	2.25%	(2.19)%	0.02%
2020	11,525	0.823	16.475	43,544	0.21%	—%	2.25%	(1.97)%	0.24%
2019	6,521	0.840	16.748	22,485	1.68%	—%	2.25%	(0.47)%	1.77%
2018	8,042	0.844	16.770	26,575	1.24%	—%	2.25%	(0.85)%	1.39%
DWS High Income VIP A
2022	2,072	1.705	22.349	25,808	5.12%	1.00%	2.25%	(10.88)%	(9.78)%
2021	2,441	1.913	24.871	33,464	4.73%	1.00%	2.25%	1.72%	2.97%
2020	2,765	1.881	24.248	37,035	5.26%	1.00%	2.25%	3.90%	5.19%
2019	3,070	1.811	23.144	39,413	5.94%	1.00%	2.25%	13.14%	14.54%
2018	3,310	1.600	20.286	37,131	8.38%	1.00%	2.25%	(4.67)%	(3.49)%
DWS High Income VIP B
2022	—	21.623	23.199	8	4.72%	1.70%	2.05%	(11.19)%	(10.89)%
2021	—	24.349	26.034	9	4.25%	1.70%	2.05%	1.71%	2.06%
2020	—	23.940	25.509	9	5.01%	1.70%	2.05%	3.65%	4.00%
2019	—	23.098	24.528	9	5.47%	1.70%	2.05%	13.01%	13.40%
2018	—	20.438	21.629	8	5.92%	1.70%	2.05%	(4.72)%	(4.39)%
DWS International Growth VIP A
2022	506	22.449	22.449	11,356	0.98%	1.40%	1.40%	(29.50)%	(29.50)%
2021	587	31.842	31.842	18,699	0.33%	1.40%	1.40%	6.62%	6.62%
2020	547	29.865	29.865	16,350	1.36%	1.40%	1.40%	20.99%	20.99%
2019	601	24.684	24.684	14,829	1.28%	1.40%	1.40%	29.41%	29.41%
2018	643	19.074	19.074	12,256	1.04%	1.40%	1.40%	(17.85)%	(17.85)%
DWS Small Mid Cap Growth VIP A
2022	4,855	2.118	27.366	41,098	N/A	1.00%	2.25%	(29.60)%	(28.73)%
2021	5,170	3.009	38.664	61,937	0.04%	1.00%	2.25%	11.34%	12.71%
2020	5,677	2.702	34.540	60,856	0.04%	1.00%	2.25%	27.31%	28.89%
2019	6,366	2.123	26.984	54,063	N/A	1.00%	2.25%	19.72%	21.21%
2018	7,007	1.773	22.418	48,578	N/A	1.00%	2.25%	(15.50)%	(14.45)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

DWS Small Mid Cap Value VIP A
2022	3,413	$4.321	$44.132	$42,049	0.84%	1.00%	2.25%	(17.65)%	(16.64)%
2021	3,854	5.237	53.070	55,130	1.35%	1.00%	2.25%	27.63%	29.21%
2020	4,094	4.095	41.174	44,356	1.19%	1.00%	2.25%	(2.98)%	(1.78)%
2019	4,629	4.213	42.025	49,634	0.76%	1.00%	2.25%	18.84%	20.31%
2018	5,347	3.538	35.017	45,858	1.44%	1.00%	2.25%	(17.87)%	(16.85)%
DWS Small Mid Cap Value VIP B
2022	4	32.177	34.523	135	0.45%	1.70%	2.05%	(17.82)%	(17.54)%
2021	4	39.155	45.680	164	0.91%	1.70%	2.05%	27.43%	27.87%
2020	4	30.727	35.724	129	0.93%	1.70%	2.05%	(3.09)%	(2.76)%
2019	4	31.708	36.738	133	0.37%	1.70%	2.05%	18.56%	18.97%
2018	4	26.744	30.881	117	1.06%	1.70%	2.05%	(18.02)%	(17.73)%
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP A
2022	2,420	33.326	33.326	80,647	1.20%	1.40%	1.40%	(19.46)%	(19.46)%
2021	2,499	41.381	41.381	103,413	1.44%	1.40%	1.40%	26.63%	26.63%
2020	2,662	32.680	32.680	87,006	1.54%	1.40%	1.40%	16.46%	16.46%
2019	2,764	28.061	28.061	77,550	2.01%	1.40%	1.40%	29.38%	29.38%
2018	2,885	21.689	21.689	62,564	1.75%	1.40%	1.40%	(5.98)%	(5.98)%
Fidelity Variable Insurance Products Funds:
Fidelity VIP Contrafund
2022	461	78.838	131.984	55,394	0.45%	1.00%	2.25%	(27.93)%	(27.04)%
2021	510	109.394	180.903	84,274	0.06%	1.00%	2.25%	25.02%	26.57%
2020	551	87.499	142.927	72,133	0.24%	1.00%	2.25%	27.69%	29.27%
2019	658	68.522	110.561	66,948	0.47%	1.00%	2.25%	28.68%	30.28%
2018	725	53.249	84.867	56,758	0.74%	1.00%	2.25%	(8.45)%	(7.31)%
Fidelity VIP Equity Income
2022	201	59.033	105.911	19,060	1.85%	1.00%	2.25%	(7.05)%	(5.90)%
2021	207	63.507	112.548	20,842	1.93%	1.00%	2.25%	22.15%	23.66%
2020	222	51.993	91.016	18,191	1.60%	1.00%	2.25%	4.35%	5.64%
2019	249	49.827	86.158	19,403	2.01%	1.00%	2.25%	24.64%	26.18%
2018	276	39.977	68.281	17,102	2.24%	1.00%	2.25%	(10.32)%	(9.21)%
Fidelity VIP Growth
2022	156	110.315	219.717	31,083	0.58%	1.00%	2.25%	(26.12)%	(25.20)%
2021	199	149.310	293.752	53,502	N/A	1.00%	2.25%	20.50%	22.00%
2020	211	123.904	240.790	46,442	0.07%	1.00%	2.25%	40.73%	42.47%
2019	205	88.045	169.012	31,703	0.27%	1.00%	2.25%	31.36%	32.98%
2018	224	67.026	127.092	26,055	0.26%	1.00%	2.25%	(2.38)%	(1.16)%
Fidelity VIP II Asset Manager
2022	45	42.647	53.995	2,224	1.97%	1.00%	2.05%	(16.64)%	(15.78)%
2021	47	51.161	64.109	2,766	1.58%	1.00%	2.05%	7.71%	8.83%
2020	52	47.498	58.907	2,831	1.37%	1.00%	2.05%	12.56%	13.73%
2019	61	42.197	51.794	2,923	1.77%	1.00%	2.05%	15.87%	17.08%
2018	65	36.416	44.239	2,703	1.61%	1.00%	2.05%	(7.26)%	(6.29)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

Fidelity VIP Index 500
2022	134	$437.614	$554.059	$66,571	1.37%	1.00%	2.05%	(19.85)%	(19.02)%
2021	145	546.016	684.202	89,301	1.26%	1.00%	2.05%	26.00%	27.30%
2020	156	433.362	537.454	75,754	1.59%	1.00%	2.05%	15.86%	17.07%
2019	177	374.026	459.093	73,552	2.00%	1.00%	2.05%	28.71%	30.05%
2018	188	290.590	353.012	59,912	1.91%	1.00%	2.05%	(6.42)%	(5.44)%
Fidelity VIP II Index 500 - Service Class 2
2022	4	376.692	464.942	1,796	1.16%	1.25%	2.25%	(20.21)%	(19.42)%
2021	4	47.802	577.024	2,405	1.03%	1.25%	2.25%	25.44%	26.67%
2020	5	38.034	455.516	2,068	1.41%	1.25%	2.25%	15.35%	16.49%
2019	5	32.908	391.035	2,049	1.81%	1.25%	2.25%	28.14%	29.40%
2018	6	25.632	302.184	1,878	1.54%	1.25%	2.25%	(6.84)%	(5.91)%
Franklin Templeton Variable Insurance Products Trust:
FTVIP Franklin Mutual Global Discovery Fund CL 2
2022	263	31.379	39.967	9,894	1.35%	1.00%	2.25%	(6.84)%	(5.69)%
2021	286	33.683	42.379	11,421	2.78%	1.00%	2.25%	16.51%	17.95%
2020	327	28.911	35.930	11,117	1.91%	1.00%	2.25%	(6.57)%	(5.41)%
2019	400	30.943	37.984	14,436	1.61%	1.00%	2.25%	21.63%	23.14%
2018	451	25.440	30.847	13,250	2.36%	1.00%	2.25%	(13.18)%	(12.10)%
FTVIP Franklin Mutual Shares Fund CL 2
2022	84	22.772	29.005	2,292	1.85%	1.00%	2.25%	(9.46)%	(8.35)%
2021	111	25.153	31.646	3,310	3.02%	1.00%	2.25%	16.55%	17.99%
2020	122	21.582	26.821	3,088	2.38%	1.00%	2.25%	(7.13)%	(5.98)%
2019	134	23.240	28.529	3,616	1.80%	1.00%	2.25%	19.88%	21.36%
2018	151	19.387	23.508	3,363	2.48%	1.00%	2.25%	(11.08)%	(9.97)%
FTVIP Franklin Rising Dividends Fund CL 2
2022	125	38.968	49.633	5,816	0.75%	1.00%	2.25%	(12.54)%	(11.45)%
2021	132	44.552	56.053	6,967	0.90%	1.00%	2.25%	24.00%	25.53%
2020	158	35.929	44.652	6,655	1.15%	1.00%	2.25%	13.42%	14.82%
2019	197	31.678	38.888	7,265	1.30%	1.00%	2.25%	26.39%	27.95%
2018	227	25.064	30.392	6,552	1.29%	1.00%	2.25%	(7.18)%	(6.02)%
FTVIP Franklin Small Cap Value Fund CL 2
2022	81	39.916	50.842	3,859	0.93%	1.00%	2.25%	(12.04)%	(10.95)%
2021	92	45.380	57.096	4,950	1.16%	1.00%	2.25%	22.61%	24.13%
2020	101	37.012	45.999	4,387	1.24%	1.00%	2.25%	2.87%	4.15%
2019	115	35.978	44.167	4,784	1.10%	1.00%	2.25%	23.57%	25.10%
2018	125	29.116	35.306	4,181	0.94%	1.00%	2.25%	(14.81)%	(13.74)%
FTVIP Franklin Strategic Income Fund CL 2
2022	146	14.771	18.813	2,583	4.10%	1.00%	2.25%	(12.71)%	(11.63)%
2021	170	16.922	21.290	3,415	3.28%	1.00%	2.25%	(0.14)%	1.10%
2020	180	16.945	21.059	3,590	4.83%	1.00%	2.25%	1.15%	2.41%
2019	204	16.752	20.564	3,990	5.14%	1.00%	2.25%	5.68%	6.98%
2018	231	15.852	19.222	4,223	2.75%	1.00%	2.25%	(4.30)%	(3.11)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

FTVIP Franklin U.S. Government Fund CL 2
2022	108	$9.680	$12.330	$1,249	1.84%	1.00%	2.25%	(11.73)%	(10.64)%
2021	114	10.967	13.799	1,486	2.39%	1.00%	2.25%	(3.99)%	(2.80)%
2020	141	11.423	14.196	1,880	4.20%	1.00%	2.25%	1.55%	2.80%
2019	104	11.249	13.809	1,358	2.93%	1.00%	2.25%	2.91%	4.19%
2018	95	10.930	13.254	1,198	2.46%	1.00%	2.25%	(1.88)%	(0.66)%
FTVIP Templeton Developing Markets Fund CL 2
2022	53	25.002	31.847	1,577	2.35%	1.00%	2.25%	(23.70)%	(22.76)%
2021	61	32.768	41.228	2,367	0.95%	1.00%	2.25%	(7.82)%	(6.67)%
2020	62	35.546	44.177	2,595	3.52%	1.00%	2.25%	—%	16.02%
2019	81	31.016	38.075	2,935	1.00%	1.00%	2.25%	(100.00)%	25.44%
2018	90	25.032	30.353	2,602	0.87%	1.00%	2.25%	(17.66)%	(16.63)%
Invesco Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund Series II
2022	34	29.455	37.517	1,207	N/A	1.00%	2.25%	(32.48)%	(31.65)%
2021	37	43.624	54.886	1,923	N/A	1.00%	2.25%	19.59%	21.07%
2020	43	36.478	45.334	1,827	N/A	1.00%	2.25%	33.24%	34.89%
2019	53	27.377	33.608	1,691	N/A	1.00%	2.25%	32.86%	34.50%
2018	55	20.606	24.987	1,302	N/A	1.00%	2.25%	(8.04)%	(6.89)%
Invesco V.I. Discovery Mid Cap Growth Fund Series II
2022	30	34.002	43.310	1,219	N/A	1.00%	2.25%	(32.65)%	(31.81)%
2021	32	50.483	63.516	1,882	N/A	1.00%	2.25%	16.18%	17.62%
2020	34	43.453	54.002	1,711	N/A	1.00%	2.25%	37.16%	38.85%
2019	36	31.681	38.892	1,312	N/A	1.00%	2.25%	35.95%	37.63%
2018	35	23.304	28.258	953	N/A	1.00%	2.25%	(8.38)%	(7.24)%
Invesco V.I. Diversified Dividend Fund Series I
2022	44	14.004	17.839	747	2.05%	1.00%	2.25%	(3.84)%	(2.65)%
2021	41	14.563	18.325	712	2.09%	1.00%	2.25%	16.28%	17.72%
2020	51	12.525	15.567	751	2.69%	1.00%	2.25%	(2.06)%	(0.85)%
2019	57	12.789	15.701	847	3.02%	1.00%	2.25%	22.34%	23.85%
2018	64	10.453	12.677	774	2.21%	1.00%	2.25%	(9.62)%	(8.49)%
Invesco V.I. Equity and Income Fund Series I
2022	1,176	9.423	9.618	11,180	1.78%	1.00%	2.25%	(9.54)%	(8.42)%
2021	882	10.408	10.503	9,193	N/A	1.00%	2.25%	(41.11)%	5.03%
2020	353	17.673	35.852	6,999	1.83%	1.00%	2.25%	(3.66)%	(2.47)%
2019	405	18.193	36.759	8,337	1.36%	1.00%	2.25%	15.97%	17.41%
2018	444	15.557	31.309	7,817	1.69%	1.00%	2.25%	(12.97)%	(11.89)%
Invesco V.I. Global Fund Series II
2022	298	34.422	43.845	12,285	N/A	1.00%	2.25%	(33.43)%	(32.61)%
2021	331	51.712	65.061	20,319	N/A	1.00%	2.25%	12.64%	14.03%
2020	371	45.910	57.056	20,038	0.39%	1.00%	2.25%	24.54%	26.08%
2019	432	36.865	45.255	18,522	0.67%	1.00%	2.25%	28.56%	30.15%
2018	475	28.675	34.771	15,703	0.82%	1.00%	2.25%	(15.31)%	(14.26)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

Invesco V.I. Global Real Estate Fund Series I
2022	87	$23.457	$29.878	$2,443	2.79%	1.00%	2.25%	(26.59)%	(25.68)%
2021	93	31.951	40.201	3,527	2.72%	1.00%	2.25%	22.95%	24.47%
2020	105	25.988	32.298	3,193	4.30%	1.00%	2.25%	(14.25)%	(13.19)%
2019	118	30.306	37.204	4,153	4.49%	1.00%	2.25%	20.29%	21.78%
2018	124	25.194	30.550	3,600	3.56%	1.00%	2.25%	(8.23)%	(7.09)%
Invesco V.I. Global Strategic Income Fund Series II
2022	125	12.646	16.107	1,892	N/A	1.00%	2.25%	(13.65)%	(12.59)%
2021	142	14.646	18.427	2,468	4.22%	1.00%	2.25%	(5.69)%	(4.52)%
2020	149	15.528	19.298	2,708	4.92%	1.00%	2.25%	0.72%	1.97%
2019	171	15.417	18.925	3,072	3.41%	1.00%	2.25%	8.17%	9.51%
2018	192	14.252	17.281	3,146	4.51%	1.00%	2.25%	(6.65)%	(5.49)%
Invesco V.I. Health Care Series I
2022	41	33.775	43.020	1,665	N/A	1.00%	2.25%	(15.22)%	(14.17)%
2021	44	39.839	50.124	2,063	0.20%	1.00%	2.25%	9.83%	11.19%
2020	53	36.274	45.081	2,251	0.29%	1.00%	2.25%	11.94%	13.33%
2019	58	32.405	39.780	2,196	0.04%	1.00%	2.25%	29.59%	31.19%
2018	68	25.006	30.322	1,956	N/A	1.00%	2.25%	(1.33)%	(0.10)%
Invesco V.I. Main Street Fund Series II
2022	89	31.178	39.712	3,306	1.04%	1.00%	2.25%	(22.06)%	(21.10)%
2021	94	40.004	50.330	4,472	0.52%	1.00%	2.25%	24.43%	25.97%
2020	103	32.149	39.953	3,880	1.03%	1.00%	2.25%	11.19%	12.57%
2019	121	28.913	35.493	4,055	0.84%	1.00%	2.25%	28.84%	30.43%
2018	129	22.441	27.211	3,338	0.94%	1.00%	2.25%	(10.13)%	(9.01)%
Invesco V.I. Main Street Small Cap Fund Series II
2022	121	43.402	55.281	6,291	0.24%	1.00%	2.25%	(17.89)%	(16.87)%
2021	130	52.856	66.501	8,169	0.19%	1.00%	2.25%	19.57%	21.05%
2020	137	44.204	54.936	7,128	0.30%	1.00%	2.25%	17.00%	18.45%
2019	164	37.780	46.379	7,186	N/A	1.00%	2.25%	23.36%	24.88%
2018	184	30.627	37.137	6,507	0.06%	1.00%	2.25%	(12.52)%	(11.43)%
Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S
2022	600	65.398	102.599	56,266	1.16%	1.00%	2.25%	(18.24)%	(17.23)%
2021	653	79.986	123.953	74,313	0.89%	1.00%	2.25%	14.62%	16.04%
2020	713	69.785	106.823	70,134	1.69%	1.00%	2.25%	11.80%	13.18%
2019	801	62.422	94.384	69,708	1.93%	1.00%	2.25%	19.89%	21.38%
2018	867	52.065	77.762	62,386	2.22%	1.00%	2.25%	(1.55)%	(0.32)%
Janus Henderson Enterprise Portfolio I-S
2022	350	103.766	151.703	48,904	0.19%	1.00%	2.25%	(17.79)%	(16.77)%
2021	381	126.217	182.273	64,107	0.32%	1.00%	2.25%	14.26%	15.67%
2020	426	110.465	157.574	62,115	0.06%	1.00%	2.25%	16.84%	18.29%
2019	478	94.540	133.209	59,125	0.21%	1.00%	2.25%	32.50%	34.14%
2018	523	71.348	99.303	48,340	0.26%	1.00%	2.25%	(2.62)%	(1.41)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

Janus Henderson Forty Portfolio I-S
2022	146	$44.033	$44.033	$6,427	0.15%	1.40%	1.40%	(34.47)%	(34.47)%
2021	189	67.195	67.195	12,733	0.46%	1.40%	1.40%	21.20%	21.20%
2020	164	55.441	55.441	9,106	0.83%	1.40%	1.40%	37.47%	37.47%
2019	65	40.329	40.329	2,632	0.21%	1.40%	1.40%	35.27%	35.27%
2018	14	29.814	29.814	419	1.14%	1.40%	1.40%	0.57%	0.57%
Janus Henderson Global Research Portfolio I-S
2022	439	51.744	74.558	30,134	0.97%	1.00%	2.25%	(21.18)%	(20.21)%
2021	481	65.651	93.441	41,547	0.52%	1.00%	2.25%	15.49%	16.92%
2020	522	56.845	79.918	38,672	0.66%	1.00%	2.25%	17.42%	18.87%
2019	575	48.412	67.231	35,957	1.01%	1.00%	2.25%	26.20%	27.77%
2018	629	38.360	52.620	30,837	1.19%	1.00%	2.25%	(8.93)%	(7.79)%
Janus Henderson Mid Cap Value Portfolio S-S
2022	63	36.578	46.590	2,767	1.11%	1.00%	2.25%	(7.84)%	(6.71)%
2021	69	39.692	49.938	3,214	0.30%	1.00%	2.25%	16.80%	18.24%
2020	74	33.984	42.234	2,940	0.96%	1.00%	2.25%	(3.39)%	(2.19)%
2019	98	35.175	43.180	3,998	1.06%	1.00%	2.25%	27.19%	28.76%
2018	107	27.656	33.535	3,405	0.93%	1.00%	2.25%	(15.73)%	(14.68)%
Janus Henderson Research Portfolio I-S
2022	320	52.096	80.519	23,718	0.14%	1.00%	2.25%	(31.43)%	(30.58)%
2021	348	75.978	115.995	37,285	0.10%	1.00%	2.25%	17.69%	19.14%
2020	386	64.560	97.359	34,836	0.39%	1.00%	2.25%	30.03%	31.64%
2019	429	49.650	73.960	29,456	0.47%	1.00%	2.25%	32.54%	34.18%
2018	468	37.461	55.120	24,036	0.59%	1.00%	2.25%	(4.73)%	(3.55)%
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2022	30	11.781	14.205	414	1.92%	1.25%	2.25%	(14.50)%	(13.65)%
2021	31	13.778	16.451	486	1.85%	1.25%	2.25%	(3.53)%	(2.57)%
2020	31	14.282	16.885	505	2.16%	1.25%	2.25%	5.47%	6.51%
2019	22	13.541	15.853	329	2.34%	1.25%	2.25%	5.80%	6.84%
2018	19	12.799	14.838	274	2.51%	1.25%	2.25%	(2.16)%	(1.19)%
JPMorgan Insurance Trust MidCap Value
2022	116	32.113	40.585	4,425	0.94%	1.00%	2.25%	(10.18)%	(9.07)%
2021	129	35.751	44.632	5,463	0.98%	1.00%	2.25%	27.03%	28.60%
2020	145	28.144	34.706	4,777	1.23%	1.00%	2.25%	(1.84)%	(0.62)%
2019	162	28.672	34.924	5,375	1.68%	1.00%	2.25%	23.97%	25.51%
2018	184	23.127	27.826	4,879	1.01%	1.00%	2.25%	(13.79)%	(12.71)%
JPMorgan Insurance Trust Small Cap Core
2022	78	37.558	50.581	3,645	0.43%	1.00%	2.25%	(21.12)%	(20.15)%
2021	82	45.319	63.345	4,815	0.55%	1.00%	2.25%	18.71%	20.18%
2020	88	38.100	52.707	4,324	0.83%	1.00%	2.25%	11.18%	12.56%
2019	100	34.201	46.826	4,395	0.41%	1.00%	2.25%	21.84%	23.34%
2018	108	28.016	37.964	3,833	0.41%	1.00%	2.25%	(13.88)%	(12.81)%

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

	At December 31,				For the year ended December 31,

	Units (000s)	Unit Fair Value		Net Assets (1) (000s)	Investment Income Ratio (2)	Expense Ratio (3)		Total Return (4)

		Lowest	Highest			Lowest	Highest	Lowest	Highest

JPMorgan Insurance Trust US Equity Portfolio
2022	23	$37.152	$46.955	$1,031	0.49%	1.00%	2.25%	(20.48)%	(19.50)%
2021	23	46.721	58.328	1,287	0.81%	1.00%	2.25%	26.50%	28.06%
2020	25	36.935	45.546	1,078	0.68%	1.00%	2.25%	22.51%	24.02%
2019	28	30.149	36.725	992	0.90%	1.00%	2.25%	28.86%	30.45%
2018	27	23.398	28.152	730	0.94%	1.00%	2.25%	(8.24)%	(7.10)%
PIMCO Variable Insurance Trust:
PIMCO PVIT International Bond (U.S. Dollar-Hedged) - Admin (b)
2021	—	—	—	—	2.23%	1.40%	1.40%	—%	—%
2020	—	22.696	22.696	4	5.91%	1.40%	1.40%	4.10%	4.10%
2019	—	21.803	21.803	4	0.95%	1.40%	1.40%	5.53%	5.53%
2018	1	20.661	20.661	12	1.40%	1.40%	1.40%	0.70%	0.70%
PIMCO PVIT Low Duration Portfolio - Admin (b)
2021	—	—	—	—	N/A	1.40%	1.40%	—%	—%
2020	—	15.581	15.581	—	N/A	1.40%	1.40%	1.56%	1.56%
2019	—	15.341	15.341	—	0.08%	1.40%	1.40%	2.59%	2.59%
2018	2	14.953	14.953	30	2.05%	1.40%	1.40%	(1.06)%	(1.06)%
Voya Global Resources Trust:
Voya Global High Dividend Low Volatility Portfolio Class S
2022	155	13.670	16.126	2,389	2.39%	1.00%	2.05%	(7.02)%	(6.05)%
2021	169	14.701	17.164	2,780	2.31%	1.00%	2.05%	18.14%	19.37%
2020	197	12.444	14.379	2,720	2.00%	1.00%	2.05%	(3.08)%	(2.07)%
2019	215	12.839	14.683	3,038	2.59%	1.00%	2.05%	18.97%	20.21%
2018	237	10.792	12.215	2,796	4.51%	1.00%	2.05%	(10.95)%	(10.02)%
Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2022	100	25.075	29.921	2,840	N/A	1.00%	2.05%	(27.38)%	(26.63)%
2021	109	34.529	40.780	4,244	N/A	1.00%	2.05%	(11.66)%	(10.74)%
2020	119	39.085	45.685	5,210	0.51%	1.00%	2.05%	31.05%	32.42%
2019	144	29.824	34.501	4,775	0.14%	1.00%	2.05%	29.46%	30.81%
2018	159	23.036	26.375	4,027	0.85%	1.00%	2.05%	(18.27)%	(17.42)%

Notes:

(1)	Net Assets equals Contract Owners’ Equity. N/A is noted if the subaccount ceased as an investment option.
(2)

This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3)

This ratio represents the annualized contract expenses of the Separate Account, resulting in a direct reduction of unit values, consisting primarily of mortality, expense, and administrative charges. Charges that require redemption of contract owner units are excluded. N/A is noted if the subaccount ceased as an investment option.

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Notes to Financial Statements

Notes - continued

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(a)	Commenced operations on April 30, 2021.
(b)	Fund closed during 2021.

(7) Subsequent Events:

The Separate Account has evaluated the effects of events subsequent to December 31, 2022 and through April 24, 2023. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.

Zurich American Life Insurance

Company

Statutory Financial Statements

December 31, 2022, 2021 and 2020

Zurich American Life Insurance Company

Index

December 31, 2022, 2021 and 2020

Page

Report of Independent Auditors	1-5

Statutory Financial Statements

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus	6

Statutory Statements of Operations	7

Statutory Statements of Changes in Capital and Surplus	8

Statutory Statements of Cash Flows	9

Notes to Statutory Financial Statements	10-54

Report of Independent Auditors

Board of Directors

Zurich American Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of Zurich American Life Insurance Company (the Company), which comprise the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statements of operations, changes in capital and surplus and cash flow for the years then ended, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on US. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concem for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements. In performing an audit in accordance with GAAS, we:

•	Exercise profeccional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

2

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report of Other Auditors on December 31, 2020 Financial Statements

The statutory-basis financial statements of Zurich American Life Insurance Company for the year ended December 31, 2020, were audited by other auditors who expressed an adverse opinion with respect to conformity with U.S. generally accepted accounting principles and an unmodified opinion with respect to conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance on those statements on April 23, 2021.

/s/ Ernst & Young LLP

Chicago, Illinois

April 24, 2023

3

Report of Independent Auditors

To the Board of Directors of Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and December 31, 2019, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, F: (312) 298 2001, www.pwc.com/us

4

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and December 31, 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020, and December 31, 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance described in Note 2.

Emphasis of Matter

As discussed in Note 6 to the financial statements, the Company has entered into significant transactions with its parent company Zurich Insurance Group Ltd and its affiliates, which are related parties. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement

Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Chicago, Illinois

April 23, 2021

5

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2022 and 2021

(in thousands of dollars)	2022	2021
Admitted assets
Cash and invested assets:
Fixed maturities, at amortized cost (fair value of $857,315 and $1,018,472, respectively)	$912,911	$978,169
Investment in subsidiary	22,145	20,267
Contract loans	176,496	176,642
Cash, cash equivalents and short-term investments	83,377	65,638
Receivables for securities	1,394	2

Total cash and invested assets	1,196,323	1,240,718
Federal income tax receivable	15,922	27,450
Other amounts receivable under reinsurance contracts	29,836	39,996
Deferred and uncollected premiums	20,526	21,477
Investment income due and accrued	20,212	14,671
Guaranty funds receivable or on deposit	36	36
Receivable from separate accounts	49,068	32,654
Receivables from parent, subsidiaries and affiliates	483	347
Net deferred income tax asset	1,535	1,055
Other assets	(385)	339
Separate account assets	15,695,452	15,521,673

Total admitted assets	$17,029,008	$16,900,416

Liabilities and capital and surplus Liabilities:
Life and annuity reserves	$606,107	$616,253
Supplemental contracts without life contingencies	4,230	4,538
Claims and benefits payable to policyholders	82,316	77,842

Total policy liabilities	692,653	698,633
Provision for experience rating refunds	390,075	387,362
Other amounts payable on reinsurance	63,265	68,551
Interest maintenance reserve	—	12,717
General expenses due or accrued	3,497	6,546
Transfers to separate accounts due or accrued	(13)	(18)
Taxes, licenses and fees due or accrued	9,584	7,050
Asset valuation reserve	3,324	3,354
Payable to affiliates	6,572	10,510
Funds held under coinsurance	2,088	3,073
Commission to agents due or accrued	1,152	1,476
Other liabilities	12,900	15,935
Separate account liabilities	15,695,452	15,521,673

Total liabilities	16,880,549	16,736,862

Capital and surplus:
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding)	2,500	2,500
Paid-in and contributed surplus	956,970	956,970
Unassigned deficit	(811,011)	(795,916)

Total capital and surplus	148,459	163,554

Total liabilities and capital and surplus	$17,029,008	$16,900,416

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2022	2021	2020
Income and loss:
Premium and annuity considerations	$929,619	$862,797	$614,100
Considerations for supplemental contracts with life contingencies	11,177	13,220	11,454
Net investment income	29,710	25,190	30,431
Amortization of interest maintenance reserve	188	3,247	2,102
Separate account fees	447,246	405,915	499,783
Separate account losses	(322)	(557)	(474)
Commissions and expense allowances on reinsurance ceded	31,115	47,564	46,693
Fee income from non-variable separate account funds	3,781	3,330	1,596
Other (loss) income	(844)	1,296	(314)
Gain on sale — Corporate Life and Pension (see footnote 1)	—	—	22,025

Total income	1,451,670	1,362,002	1,227,396

Benefits and expenses:
Death benefits	394,903	401,310	352,312
Annuity benefits	35,716	33,555	50,256
Disability benefits	23	105	1,239
Surrender benefits	41,324	31,985	27,174
Interest and adjustments on policy or deposit-type contracts	3,298	3,265	(8,512)
Payments on supplementary contracts with life contingencies	18,569	19,570	19,247
(Decrease) increase in aggregate reserves for life policies and contracts	(10,146)	10,400	7,724
Commissions	32,535	47,948	77,606
General expenses	34,701	35,485	37,848
Insurance taxes, licenses and fees	15,643	14,638	16,763
Change in loading on deferred and uncollected premiums	65	(91)	(89)
Net transfers to separate accounts	702,331	612,898	376,903
Experience rating refunds	88,809	43,477	164,615
Reinsured fees associated with separate accounts	31,967	33,552	31,773
Variable separate account fees ceded and other	69,471	92,223	91,403

Total benefits and expenses	1,459,209	1,380,320	1,246,262

Net loss from operations before federal income taxes and total realized capital losses after taxes	(7,539)	(18,318)	(18,866)
Federal income tax expense (benefit)	3,418	(17,754)	60,245

Net loss from operations before total realized capital losses after taxes	(10,957)	(564)	(79,111)

Net realized capital (losses) gains before taxes	(23,062)	2,259	12,613
Less: related federal income tax (benefit) expense	(4,306)	800	2,776
Less: realized (losses) gains transferred to the interest maintenance reserve	(18,224)	1,788	9,872

Total realized capital losses after taxes	(532)	(329)	(35)

Net loss	$(11,489)	$(893)	$(79,146)

The accompanying notes are an integral part of these statutory financial statements.

7

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	Capital Stock	Paid-in and Contributed Surplus	Unassigned Deficit	Total Capital and Surplus
Balances at December 31, 2019	$2,500	$881,970	$(718,250)	$166,220
Net loss	—	—	(79,146)	(79,146)
Change in:
Net unrealized capital losses, net of tax	—	—	1,875	1,875
Nonadmitted assets	—	—	(95,277)	(95,277)
Net deferred income tax	—	—	96,887	96,887
Liability for unauthorized reinsurance	—	—	(264)	(264)
Asset valuation reserve	—	—	(620)	(620)
Paid-in capital	—	75,000	—	75,000
Surplus as a result of reinsurance	—	—	(162)	(162)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(208)	(208)

Balances at December 31, 2020	$2,500	$956,970	$(795,165)	$164,305
Net loss	—	—	(893)	(893)
Change in:
Net unrealized capital gains, net of tax	—	—	65	65
Nonadmitted assets	—	—	12,382	12,382
Net deferred income tax	—	—	(11,921)	(11,921)
Liability for unauthorized reinsurance	—	—	317	317
Asset valuation reserve	—	—	(295)	(295)
Surplus as a result of reinsurance	—	—	(177)	(177)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(229)	(229)

Balances at December 31, 2021	$2,500	$956,970	$(795,916)	$163,554
Net loss	—	—	(11,489)	(11,489)
Change in:
Net unrealized capital gains, net of tax	—	—	1,878	1,878
Nonadmitted assets	—	—	(12,561)	(12,561)
Net deferred income tax	—	—	7,480	7,480
Asset valuation reserve	—	—	30	30
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(433)	(433)

Balances at December 31, 2022	$2,500	$956,970	$(811,011)	$148,459

The accompanying notes are an integral part of these statutory financial statements.

8

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2022	2021	2020
Cash flow from operating activities:
Premiums collected, net of reinsurance	$943,730	$802,275	$739,403
Net investment income	25,348	25,534	28,533
Miscellaneous income	480,976	457,548	569,308
Benefits and loss related payments	(488,833)	(474,105)	(449,564)
Net transfers to separate accounts	(702,325)	(612,726)	(376,570)
Commissions, expenses paid and aggregate write-ins for deductions	(269,018)	(275,158)	(407,779)
Federal and foreign income taxes recovered (paid)	12,415	(1,574)	(69,293)

Net cash provided by (used in) operations	2,293	(78,206)	34,038

Cash flow from investing activities:
Proceeds from investments sold, matured or repaid
Fixed maturities	825,829	377,319	521,628
Net gains on cash, cash equivalents and short-term investments	4	1	114
Miscellaneous proceeds	—	677	—

Total investment proceeds	825,833	377,997	521,742

Cost of investments acquired
Fixed maturities	784,132	346,645	595,802
Miscellaneous applications	1,392	10,504	22,372

Total investments acquired	785,524	357,149	618,174

Net (decrease) increase in contract loans	(146)	(6,451)	1,291

Net cash provided by (used in) investments	40,455	27,299	(97,723)

Cash flow from financing activities:
Capital contributions	—	—	75,000
Net deposits on deposit-type funds and other liabilities	(309)	(114)	(11,832)
Other cash (applied) provided	(24,700)	10,520	3,341

Net cash (used in) provided by financing and miscellaneous sources	(25,009)	10,406	66,509

Net change in cash, cash equivalents and short-term investments	17,739	(40,501)	2,824
Cash, cash equivalents and short-term investments:
Beginning of year	65,638	106,139	103,315

End of year	$83,377	$65,638	$106,139

The accompanying notes are an integral part of these statutory financial statements.

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

1. The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the state of Illinois and is licensed in the District of Columbia and all states, except New York.

The Company is a wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”), a Delaware Corporation, which in turn is a wholly owned indirect subsidiary of its ultimate parent company Zurich Insurance Group Ltd. (“ZIG”), of Zurich, Switzerland.

Prior to June 20, 2022, ZALICO was a wholly owned subsidiary of Zurich American Company, LLC (“ZAC”). On June 20, 2022, ZAC merged into ZHCA, with ZHCA as the surviving entity. This merger had no impact on ZALICO or its operations.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly owned subsidiaries, to a former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

In addition to the above transactions, the Company has entered into various affiliated and unaffiliated reinsurance agreements in order to execute strategic transactions and manage various risks to control its net exposures, and limit the volatility of losses, in an effort to protect capital and surplus. These reinsurance transactions have been disclosed in various sections of the following notes to the statutory financial statements.

The Company markets a variety of life insurance products primarily through independent insurance agents and brokers. The Company’s products include fixed universal life, indexed universal life and level term. The Company also offers a series of private placement products including variable annuity, individual variable universal life and variable life. In December 2022, the Company announced it will discontinue new sales of certain indexed universal life and term life products effective February 1, 2023. See ‘Discontinued Operations’ below for additional information.

Additionally, the Company marketed group term life products, accidental death & dismemberment, group long term disability and short-term disability insurance. These products were primarily sold through the Corporate Life and Pension (“CLP”) business, which was sold to American Family Life Insurance Company of Columbus (“Aflac”) in 2020. See ‘Discontinued Operations’ below for additional information.

The Company had also previously marketed registered individual and group variable, fixed and market value adjusted deferred annuity products (“DESTINATIONS Products”), as well as non-registered group variable universal life (“PPVUL”) and business owned life insurance (“BOLI”).

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Non-Registered Group Life Insurance

The Company marketed PPVUL and BOLI from 1997 to 2003. PPVUL and BOLI are a form of group life insurance, which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or, in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts, which is recorded as separate account fees. Cost of insurance charges ceded to reinsurers are recorded as a reduction of premiums. The BOLI policies are experience rated contracts with profitability based in part on the policyholder’s mortality experience. Separate account fees collected which are expected to be returned to policyholders due to favorable mortality experience are recorded as a liability in the provision for experience rating refunds. Cost of insurance charges collected in excess of amounts needed to pay death benefits, and to establish mortality reserves, are returned to the policyholder as an experience rating refund expense.

Zurich Insurance Company Ltd. (“ZIC”) offers a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time. ZIC provides net amount at risk protection to the Company.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate Accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments. Investment income and gains and losses are credited to or charged against the non-guaranteed accounts without regard to other income, gains or losses of the Company. Mortality, policy administration and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the life and annuity reserves line item in the financial statements.

BFP Securities LLC

BFP Securities LLC (“BFPS”) and Investment Distributors, Inc. (“IDI”), affiliates of Protective Life, are the principal underwriters for ZALICO’s variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO’s BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by Bancorp Services, L.L.C. (“Bancorp”), an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC (“ZBF”), an affiliate of ZALICO.

Discontinued Operations

In December 2022, the Company announced it will discontinue new sales of certain indexed universal life and term life products effective February 1, 2023. The Company is currently anticipating it will run-off the existing book of business over time and does not anticipate any significant impact related to this decision on its future financial results. The Company did incur severance expense of $1.3 million, which was recorded as a component of general expenses in the accompanying statements of operations, as of December 31, 2022.

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

On March 19, 2020, an agreement was executed between ZALICO and the Company’s wholly owned subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”) (ZALICO and ZALICONY, collectively the “Companies”), ZHCA, ZIC, Aflac and American Family Life Assurance of New York (“Aflac NY”) to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, and, subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

In addition, the Companies and Aflac entered into an agreement with Benefit Harbor LP to transfer the assets and employees of Benefit Harbor Insurance Services, LLC, the third-party administrator for the Companies CLP business. The Companies, Aflac and Aflac NY also entered into Administrative Services Agreements where the Companies will front CLP business directly written by the Companies to Aflac and Aflac NY in exchange for a fronting fee to be determined as a percentage of premiums written and fees collected until Aflac and Aflac NY obtain the proper licensing to write the business directly. Effective January 1, 2023, the Company is no longer fronting for Aflac.

ZALICO recorded a pre-tax gain of $22.0 million in 2020 related to the discontinued operations sold to Aflac, equal to the fair value of consideration received less the costs to sell.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation (“Illinois Department of Insurance”).

The Illinois Department of Insurance recognizes only Statements of Statutory Accounting Principles (“SSAP” or “statutory basis of accounting”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“the Manual”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

The statutory basis of accounting differs from accounting principles generally accepted in the United States of America (“US GAAP”) in certain respects, which in some cases may be material. The most significant of these differences are as follows:

•

Cash and cash equivalents consist of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Investments in money market mutual funds are carried at fair value or net asset value (“NAV”). Under US GAAP, cash and cash equivalents are carried at fair value and have a maturity of 12 months or less;

•

Fixed maturities are carried at cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. All other fixed maturities are reflected at amortized cost. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income;

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

•

Included within the fixed maturities, loan-backed securities are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective asset managers and the prepayment windows and/or cash flows were obtained from Bloomberg. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity;

•

Investments in United States (“US”) insurance company common stocks are not consolidated as required by US GAAP, and are carried at the underlying audited statutory equity of the insurance company, with equity in earnings being recorded directly to unassigned surplus as net unrealized gains or losses rather than recorded through the statements of operations;

•

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established;

•

An interest maintenance reserve (“IMR”) is required under SSAP in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP;

•

Life and annuity reserves under statutory accounting practices are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and Company experience. Under the statutory basis of accounting, the NAIC Reserve Valuation Method is used for the majority of individual insurance reserves; under US GAAP, individual insurance policyholder liabilities for traditional forms for insurance are generally established using the net premium method. For interest-sensitive policies, a liability for policyholder account balances is established under GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy valuation assumptions used in the estimation of policyholder liabilities are generally prescribed under SSAP; under US GAAP, policy valuation assumptions are based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation;

•

Certain contracts, in particular deferred annuities with mortality risk, are considered “life contracts” under SSAP and, accordingly, premiums associated with these contracts are reported as revenues. Under US GAAP, the Company’s deferred annuities are classified as either “insurance contracts” or “investment contracts” and, accordingly, for those annuities, premiums are not reported as revenues. Amounts received for investment contracts are also not reported as policy liabilities and insurance reserves under US GAAP;

•

Under SSAP, the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) is used for the majority of individual deferred annuity reserves. Under US GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, in addition to liabilities for certain guarantees under variable annuity contracts;

•

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products;

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

•

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under the statutory basis of accounting, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under US GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately;

•

Assets and liabilities are reported gross of reinsurance under US GAAP and net of reinsurance under the statutory basis of accounting. Certain reinsurance transactions are accounted for as financing transactions under US GAAP and as reinsurance for SSAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under the statutory basis of accounting, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverables on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset;

•

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Comprehensive income is not determined for statutory reporting purposes. Under US GAAP, most changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. There are no admissibility considerations under US GAAP;

•

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes; and

•

The statutory statement of cash flows is presented as required and differs from US GAAP presentation. The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Investments

Investments are valued as prescribed by the NAIC and as required by the Illinois Department of Insurance. All security transactions are recorded on a trade date basis.

The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities,” and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual and reported based on the audited statutory capital and surplus of the subsidiary. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

The Company records short-term investments at cost or amortized cost.

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value (or “fair value”) during the year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed, and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains and losses. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R, “Loan-Backed and Structured Securities.”

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used.

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2022. The Company had $1,134 investment income due and accrued that was over 90 days past due at December 31, 2021.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income or loss, net of applicable federal income tax. Unrealized gains and losses are credited or charged to surplus, net of deferred tax.

Life and Annuity Reserves

Liabilities for policy reserves on annuity contracts are calculated based on CARVM. Interest crediting rates under the contracts’ accumulation periods range from 0% to 7%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 0% to 5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 0% to 6%.

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments (“GFA”) related to certain unaffiliated life insurance companies that have become insolvent during the years 2022 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments,” such liabilities and estimated premium tax credits, as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are presented separately in the balance sheet. The majority of the GFA liability is ceded to Protective Life.

The Company’s guaranty fund liability is $10,263,000 and $10,298,000 at December 31, 2022 and 2021, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $9,511,000 and $9,545,000 at December 31, 2022 and 2021, respectively. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $36,000 at both December 31, 2022 and 2021. Premium tax recoveries vary by state and generally range between five to twenty years.

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by other unaffiliated mutual fund managers.

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust and/or letters of credit, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied SSAP No. 101, “Income Taxes.” Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets (“DTA”) and liabilities (“DTL”) are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment.

Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets,” such as investment income due and accrued exceeding 90 days, deferred income tax in excess of permitted amounts, a negative IMR, electronic data processing equipment and software, etc., have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

3. Investments

The components of investment income by type of investment for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of dollars)	2022	2021	2020
Fixed maturities	$25,385	$22,836	$26,345
Contract loans	6,022	4,754	6,325
Cash, cash equivalents and short-term investments	1,169	39	427
Other	—	102	—

Gross investment income	32,576	27,731	33,097
Less: Investment expenses	(2,866)	(2,541)	(2,666)

Net investment income	$29,710	$25,190	$30,431

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Investment expenses included the following fees paid to the Company’s various affiliated and non-affiliated investment managers:

(in thousands of dollars)	2022	2021	2020
Fees paid to investment managers:
Affiliated investment managers:
Zurich Investment Services Limited	$217	$228	$304
Zurich Global Investment Management	1,080	886	892
Farmers Group Inc.	125	115	131
Non-affiliated investment managers:
Prudential Private Placement Investors L.P.	209	200	201
DWS Investment Management Americas, Inc.	217	236	267
Pinebridge Investments LLC	162	199	229
Goldman Sachs Asset Management, L.P.	418	382	289
Custody fees	431	288	346
Other investment expenses	7	7	7

Total investment expenses	$2,866	$2,541	$2,666

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains (losses) for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of dollars)	2022	2021	2020
Fixed maturities	$(23,064)	$2,263	$12,496
Cash, cash equivalents, and short term	2	(4)	117

	(23,062)	2,259	12,613
Less: Capital gains tax (expense) benefit	4,306	(800)	(2,776)

	(18,756)	1,459	9,837
Less: IMR transfers net of tax	18,224	(1,788)	(9,872)

Total realized capital losses after taxes	$(532)	$(329)	$(35)

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$298,843	$135	$(12,537)	$286,441
Other governments	9,854	—	(717)	9,137
Political subdivisions	4,255	239	(104)	4,390
Special revenues	73,601	581	(6,101)	68,081
Industrial and miscellaneous (unaffiliated)	526,358	2,871	(39,963)	489,266

Total fixed maturities	$912,911	$3,826	$(59,422)	$857,315

(in thousands of dollars)	2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Fixed maturities
U.S. government	$358,221	$3,321	$(2,954)	$358,588
Other governments	10,933	101	(101)	10,933
Political subdivisions	4,266	1,210	(5)	5,471
Special revenues	75,805	5,228	(593)	80,440
Industrial and miscellaneous (unaffiliated)	528,944	35,970	(1,874)	563,040

Total fixed maturities	$978,169	$45,830	$(5,527)	$1,018,472

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2022 and 2021 for securities that were in an unrealized loss position were as follows:

(in thousands of dollars)	2022
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. government	$191,430	$(4,756)	$66,885	$(7,693)
Other governments	2,717	(33)	6,420	(684)
U.S. political subdivisions bonds	379	(60)	197	(44)
U.S. special revenues bonds	17,336	(1,462)	1,678	(125)
Industrial and miscellaneous	232,463	(17,415)	88,264	(14,949)
Loan-backed securities	97,717	(5,894)	45,702	(6,307)

Total fixed maturities	$542,042	$(29,620)	$209,146	$(29,802)

(in thousands of dollars)	2021
	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Gross Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. government	$209,937	$(1,342)	$40,695	$(1,612)
Other governments	6,244	(101)	—	—
U.S. political subdivisions bonds	300	(5)	—	—
U.S. special revenues bonds	4,372	(21)	3,759	(103)
Industrial and miscellaneous	77,963	(1,161)	11,463	(450)
Loan-backed securities	51,637	(588)	9,364	(144)

Total fixed maturities	$350,453	$(3,218)	$65,281	$(2,309)

As of December 31, 2022 and 2021, fixed maturities represented 100% of the Company’s total unrealized loss amount for both years and totaled 1,080 and 357 securities, respectively.

As of December 31, 2022 and 2021, fixed maturities in an unrealized loss position for less than 12 months were comprised of 714 and 303 securities, respectively.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2022 and 2021 were comprised of 366 and 54 securities, respectively. The Company recognized OTTI on fixed maturities of $1,048 in 2022. The Company did not recognize OTTI on fixed maturities investments in 2021.

The majority of these securities are investment grade fixed maturities and the decline in fair value is attributed to changes in interest rates and not credit quality. As the Company has the ability and intent to hold these investments until a recovery of fair value which may be at maturity, the Company does not consider these investments to be other-than temporarily-impaired at December 31, 2022 or 2021.

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Loan-Backed Securities

Loan-backed securities with evidence of deterioration of credit quality, for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

Loan-backed securities impaired, as their carrying value was less than the present value of their projected cash flows that were held as of December 31, 2022, were as follows:

2022
CUSIP Identification	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
22540VG71	$36,525	$35,477	$1,048	$35,477	$37,782	6/30/22

Total	$36,525	$35,477	$1,048	$35,477	$37,782

As of December 31, 2021, there were no impaired loan-backed securities.

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2022 and 2021 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2022		2021
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$27,616	$27,188	$66,169	$66,514
Due after 1 year through 5 years	421,559	404,598	407,220	411,590
Due after 5 years through 10 years	181,390	163,561	228,161	233,418
Due after 10 years	120,620	112,211	110,611	138,132

	751,185	707,558	812,161	849,654
Mortgage-backed securities	161,726	149,757	166,008	168,818

	$912,911	$857,315	$978,169	$1,018,472

Proceeds from sold, matured or repaid fixed maturities and gross realized gains and losses for the years ended December 31, 2022, 2021 and 2020 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds
2022
Long term fixed maturities	$858	$(23,922)	$825,829
Short term fixed maturities	2	(6)	2,554
2021
Long term fixed maturities	$4,371	$(2,142)	$377,319
Short term fixed maturities	1	—	9,292
2020
Long term fixed maturities	$12,952	$(502)	$521,628
Short term fixed maturities	1	—	12,094

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Restricted Assets

As of December 31, 2022 and 2021, the Company has the following restricted assets held at amortized cost, which were on deposit with various states to satisfy regulatory requirements:

Gross Restricted										Percentage
(in thousands of dollars)
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total Non- Admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
2022
On deposit with states regulatory bodies	$4,365	$—	$—	$—	$4,365	$3,959	$406	$—	$4,365	0.03%	0.03%

Total restricted assets	$4,365	$—	$—	$—	$4,365	$3,959	$406	$—	$4,365	0.03%	0.03%

2021
On deposit with states regulatory bodies	$3,959	$—	$—	$—	$3,959	$3,973	$(14)	$—	$3,959	0.02%	0.02%

Total restricted assets	$3,959	$—	$—	$—	$3,959	$3,973	$(14)	$—	$3,959	0.02%	0.02%

The fair value of these securities was $4,098,257 and $3,950,987 as of December 31, 2022 and 2021, respectively.

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

4. Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, “Fair Value.” The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1

Securities valued based on directly observable market prices and are traded in active markets; securities valued on unadjusted quoted prices, if not actively traded. Level 1 securities include money market funds and exchange traded equity and derivative securities.

Level 2	Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a.	Quoted prices for similar assets or liabilities in active markets;

b.	Quoted prices for identical or similar assets or liabilities in nonactive markets;

c.	Inputs other than quoted market prices that are observable; and

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2022 and 2021 about the fair values and certain admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

(in thousands of dollars)	2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$857,315	$912,911	$—	$853,513	$3,802	$—
Cash, cash equivalents and short-term investments	83,377	83,377	64,866	18,511	—	—
Receivable for securities	1,394	1,394	1,394	—	—	—
Contract loans	176,496	176,496	—	—	—	176,496
Investment income due and accrued	20,212	20,212	20,212	—	—	—
Separate account assets	15,695,452	15,695,452	2,178,197	11,943,898	1,573,357	—

Total assets	$16,834,246	$16,889,842	$2,264,669	$12,815,922	$1,577,159	$176,496

Liabilities
Deposit type contracts	$4,230	$4,230	$—	$4,230	$—	$—
Separate account liabilities	15,695,452	15,695,452	—	15,695,452	—	—

Total liabilities	$15,699,682	$15,699,682	$—	$15,699,682	$—	$—

(in thousands of dollars)	2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed maturities	$1,018,472	$978,169	$—	$1,015,913	$2,559	$—
Cash, cash equivalents and short-term investments	65,638	65,638	65,638	—	—	—
Receivable for securities	2	2	2	—	—	—
Contract loans	176,642	176,642	—	—	—	176,642
Investment income due and accrued	14,671	14,671	14,671	—	—	—
Separate account assets	15,521,673	15,521,673	2,662,302	11,516,480	1,342,891	—

Total assets	$16,797,098	$16,756,795	$2,742,613	$12,532,393	$1,345,450	$176,642

Liabilities
Deposit type contracts	$4,538	$4,538	$—	$4,538	$—	$—
Separate account liabilities	15,521,673	15,521,673	—	15,521,673	—	—

Total liabilities	$15,526,211	$15,526,211	$—	$15,526,211	$—	$—

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in Separate Account assets classified as Level 3 for the years ended December 31, 2022 and 2021. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs.

(in thousands of dollars)	Separate Account Assets
	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Total Gains/ (Losses) Included in Surplus	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value
2022	$1,342,891	$(66,195)	$12,578	$340,132	$(56,049)	$—	$1,573,357
2021	$1,030,100	$113,497	$6,797	$243,146	$(50,649)	$—	$1,342,891

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2022 and 2021:

•

Fixed maturities - The estimated fair value of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). Fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

•	Cash, cash equivalents and short-term investments - The carrying amounts of these items approximate fair value.

•	Contract loans - The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

•	Deposit-type contracts - The estimated fair value is currently equal to book value and is based on the present value of the future payments.

•

The separate account assets are carried at fair value based on the reported NAV per share of the respective portfolios at December 31, 2022 and 2021. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate account liabilities are a reasonable estimate of their fair value.

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

5. Income Taxes

Components of DTAs and DTLs at December 31, 2022 and 2021, as well as the related changes, comprise the following components:

(in thousands of dollars)	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$168,845	$1,677	$170,522
Deferred tax assets nonadmitted	161,907	141	162,048

Subtotal net admitted deferred tax asset	6,938	1,536	8,474
Deferred tax liabilities	6,938	1	6,939

Net admitted deferred tax asset	$—	$1,535	$1,535

(in thousands of dollars)	2021
	Ordinary	Capital	Total
Gross deferred tax assets	$161,764	$1,160	$162,924
Deferred tax assets nonadmitted	154,943	105	155,048

Subtotal net admitted deferred tax asset	6,821	1,055	7,876
Deferred tax liabilities	6,821	—	6,821

Net admitted deferred tax asset	$—	$1,055	$1,055

(in thousands of dollars)	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$7,081	$517	$7,598
Deferred tax assets nonadmitted	6,964	36	7,000

Subtotal net admitted deferred tax asset	117	481	598
Deferred tax liabilities	117	1	118

Net admitted deferred tax asset	$—	$480	$480

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The SSAP No. 101 admission calculation components at December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	2022
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,535	$1,535
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	22,537
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,938	1	6,939

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,938	$1,536	$8,474

Ratio percentage used to determine recovery period and threshold limitation amount			748%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$150,248

(in thousands of dollars)	2021
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$1,055	$1,055
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	24,878
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	6,821	—	6,821

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$6,821	$1,055	$7,876

Ratio percentage used to determine recovery period and threshold limitation amount			836%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$165,853

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	Change
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$480	$480
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	—	—	—
(b.i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	—	—	—
(b.ii) Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	(2,341)
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities	117	1	118

(d) Deferred tax assets admitted as the result of application of SSAP No. 101	$117	$481	$598

Ratio percentage used to determine recovery period and threshold limitation amount			-88%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$(15,605)

The Company does not employ reinsurance related tax planning strategies.

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2022 and 2021:

(in thousands of dollars)	2022	2021	Change
Federal	$3,418	$(17,754)	$21,172
Foreign	—	—	—

Subtotal	3,418	(17,754)	21,172
Federal income tax on net capital gains (losses)	(4,306)	800	(5,106)

Federal and foreign income taxes incurred	$(888)	$(16,954)	$16,066

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

As of December 31, 2022 and 2021, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2022	2021	Change
Deferred tax assets
Ordinary:
Unearned premium reserves	$—	$5	$(5)
Policyholder reserves	87,480	87,179	301
Deferred acquisition costs	79,149	73,544	5,605
Nonadmitted assets	1,340	172	1,168
Compensation and benefits accrual	—	253	(253)
Accruals not currently deductible	360	62	298
Other	516	549	(33)

	168,845	161,764	7,081
Nonadmitted deferred tax assets	(161,907)	(154,943)	(6,964)

Admitted ordinary deferred tax assets	6,938	6,821	117

Capital:
Investments	1,017	588	429
Other	660	572	88

	1,677	1,160	517
Nonadmitted deferred tax assets	(141)	(105)	(36)

Admitted capital deferred tax assets	1,536	1,055	481

Admitted deferred tax assets	8,474	7,876	598

Deferred tax liabilities
Ordinary:
Policyholder reserves	1,210	1,613	(403)
Fixed assets	—	1	(1)
Investments	970	728	242
Deferred and uncollected premium	4,352	4,479	(127)
Other	406	—	406

	6,938	6,821	117

Capital:
Other	1	—	1

	1	—	1

Total deferred tax liabilities	6,939	6,821	118

Net admitted deferred tax assets	$1,535	$1,055	$480

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2022	2021	Change
Total deferred tax assets	$170,522	$162,924	$7,598
Total deferred tax liabilities	6,939	6,821	118

Net deferred tax asset	$163,583	$156,103	7,480

Tax effect of unrealized gains			—

Change in net deferred income tax asset			$7,480

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 21% for 2022, 2021 and 2020 to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2022	2021	2020
Pre-tax loss from operations	$(7,539)	$(18,318)	$(18,866)
Pre-tax realized capital (losses) gains before transfer to IMR	(23,062)	2,259	2,741

Total pre-tax loss	$(30,601)	$(16,059)	$(16,125)

Provision computed at statutory rate	$(6,426)	$(3,372)	$(3,386)
Amortization of interest maintenance reserve	(39)	(682)	1,632
Separate accounts dividend received deduction	(288)	(639)	(749)
Ceding commission included in surplus	(91)	(85)	(78)
Nonadmitted assets	(1,168)	313	(89)
Provision to return	(390)	(296)	(22,138)
Internal Revenue Service (“IRS”) audit adjustment	(33)	(38)	—
Life loss carryback - CARES Act	—	—	(9,087)
Other	67	(234)	29

Total statutory income taxes	$(8,368)	$(5,033)	$(33,866)

Federal income tax expense (benefit)	$3,418	$(17,754)	$60,245
Tax on capital (losses) gains	(4,306)	800	2,776
Less: Change in net deferred income tax	(7,480)	11,921	(96,887)

Total statutory income taxes	$(8,368)	$(5,033)	$(33,866)

As of December 31, 2022, the Company did not have any operating loss carryforwards.

There was no aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS code as of December 31, 2022.

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company’s federal income tax return is consolidated with the following entities, with ZHCA as the parent:

American Guarantee and Liability Insurance Company	Zurich Agency Services, Inc.

American Zurich Insurance Company	Zurich Alternative Asset Management, LLC

Colonial American Casualty & Surety Company	Zurich American Insurance Company

Empire Fire and Marine Insurance Company	Zurich American Insurance Company of Illinois

Empire Indemnity Insurance Company	Zurich American Life Insurance Company

Fidelity & Deposit Company of Maryland	Zurich American Life Insurance Company of New York

Hoplite Reinsurance Company of Vermont, Inc.	Zurich CZI Management Holding, Ltd.

Rural Community Insurance Company	Zurich E & S Insurance Brokerage, Inc.

Special Insurance Services, Inc.	Zurich F & I Reinsurance T & C Limited

Steadfast Insurance Company	Zurich Global, Ltd.

The Zurich Services Corporation	Zurich Global Investment Management Inc.

Universal Underwriters Insurance Company	Zurich Holding Company of America, Inc.

Universal Underwriters of Texas Insurance Company	Zurich Latin America Corporation

Universal Underwriters Service Corporation	Zurich Realty, Inc.

Vehicle Dealer Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company joins with its U.S. parent, ZHCA and other affiliates, in filing a consolidated U.S. federal income tax return. The statutes of limitations for all income tax returns through tax year 2017 are closed, and all IRS examinations are closed through tax year 2019. The Company is not currently under any IRS income tax audits.

Corporate Alternative Minimum Tax (“CAMT”) is a part of the Inflation Reduction Act of 2022, which was enacted into law on August 16, 2022. The controlled group of corporations of which the Company is a member has not yet been determined, as of the reporting date, if they will be liable for CAMT in 2023. The fourth quarter 2022 financial statements do not include the estimated impact of the CAMT, because a reasonable estimate cannot be made. Based upon projected adjusted financial statement income for 2023, the controlled group of corporations has determined that average “adjusted financial statement income” is above the thresholds for the 2023 tax year such that they expect to be required to perform the CAMT calculations.

At December 31, 2022, the Company did not have any uncertain tax positions. Based upon existing information, the Company does not anticipate any expected development for uncertain tax positions in the next twelve months.

As of December 31, 2022, the Company has not recognized any amounts for interest or penalties related to uncertain tax positions. However, in the event the Company determines a change in liability is appropriate in the future, interest or penalty related to an uncertain tax position will be recognized as a component of the income tax provision.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

6. Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established ZALICONY. The carrying value of ZALICONY as of December 31, 2022 and 2021 is $22,144,649 and $20,266,915, respectively. The Company has entered into a related party services agreement with ZALICONY.

There were no capital contributions made to the Company in 2022 or 2021.

On August 6, 2020, the Company received a capital contribution of $35,000,000 from ZAC. On September 18, 2020, and December 15, 2020, two additional capital contributions of $20,000,000 each were received from ZAC.

At December 31, 2022 and 2021, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2022	2021
Zurich Global Employee Benefits Solutions	$424	$270
Zurich American Life Insurance Company of New York	57	77
Other related parties	2	—

Receivables from related parties	$483	$347

Zurich American Insurance Company	$(5,965)	$(3,645)
Zurich Global Investment Management Inc.	(396)	(184)
Zurich Benefit Finance LLC	(125)	—
ZNA Services, LLC	(67)	(73)
Zurich Services US LLC	(14)	(16)
The Zurich Services Corporation	(5)	—
Zurich Holding Company of America, Inc.	—	(6,538)
Centre Group Holdings (U.S.) Limited	—	(34)
Other related parties	—	(20)

Payables to related parties	$(6,572)	$(10,510)

Net payables to related parties	$(6,089)	$(10,163)

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

For the years 2022, 2021 and 2020, the Company incurred the following amounts of expense in association with services, such as administrative services, advisory services, claim services and risk engineering services, provided by related parties:

(in thousands of dollars)	2022	2021	2020
Zurich American Insurance Company	$15,154	$15,497	$8,998
Zurich Global Investment Management Inc.	1,080	885	892
Zurich Insurance Group	847	847	690
ZNA Services, LLC	786	752	1,158
Zurich Benefit Finance LLC	325	—	—
Zurich Investment Services Ltd	238	268	327
Farmers Group, Inc.	220	114	131
Zurich Services US LLC	190	183	290
The Zurich Services Corporation	11	—	14
Zurich American Life Insurance Company of New York	(555)	(759)	(708)
Zurich Global Employee Benefit Solutions	(2,028)	(1,137)	(988)

Expenses incurred in association with services provided by related parties	$16,268	$16,650	$10,804

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement, technology support agreement, and license and service agreement with Bancorp and ZBF. Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies. ZBF is appointed to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company. The Company’s license and service agreement with Bancorp and ZBF governs the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company that includes illustration software license.

The Company has a principal underwriter agreement and service agreements with BFPS. BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities. BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies. BFPS also provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with ZIC.

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (“ZGIM”), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company has service agreements with its affiliates ZIC, Farmers New World Life (“FNWL”), Zurich American Insurance Company (“ZAIC”), and ZALICONY for each to perform administrative services reasonably necessary in the ordinary course of business.

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services Ltd. (“ZIS”) and ZGIM, to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (“ZFUS”), for ZFUS to provide management, administrative and general services.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (“ZLIC”), for the Company to provide referral, sales support and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation (“ZSC”) pursuant to which the Company receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC (“ZSUS”), for ZSUS to provide human resources services, administrative and general services.

The Company has a Multilateral Data Protection Agreement for Data Transfers in Business Systems with ZIG. The agreement governs the handling of personal data sent cross border within the Zurich global organization.

See footnote 8 for the disclosure regarding the Company’s reinsurance activities with affiliates.

7. Life Reserves

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the Illinois Department of Insurance. The aggregate reserves for life policies and contracts have been computed primarily utilizing the CARVM based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest multiplied by the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The reconciliation of total actuarial reserves and other liabilities as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022	2021
Policy Liabilities in the General Account
Life insurance	$303,842	$302,496
Accidental death benefits	1	1
Disability—active lives	83	88
Annuities (excluding supplementary contracts)	100,542	99,586
Supplementary contracts with life contingencies	200,712	213,099
Supplemental contracts without life contingencies	4,230	4,538
Miscellaneous reserves	927	983
Claims and benefits payable to policyholders	82,316	77,842

Total general account	692,653	698,633

Policy Liabilities in the Separate Account
Life insurance	12,680,309	12,432,142
Annuities (excluding supplementary contracts)	2,962,931	3,052,884
Supplementary contracts including life contingencies	1,788	2,220
Liability for deposit-type contracts	126	236
Other liabilities	50,298	34,191

Total separate account	15,695,452	15,521,673

Total policy liabilities	$16,388,105	$16,220,306

The Company’s universal life policies with secondary guarantees (“SGUL policies”) in force at December 31, 2022 and 2021, were calculated under Actuarial Guideline XXXVIII (“AG38”), paragraphs 8D and 8E, which take into account the shadow accounts used for the lapse protection. In addition, a single deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins and the asset assumptions include limitations with respect to the particular assets and asset yields.

The gross premium valuation was used for policies issued prior to December 31, 2012, since it exceeded the formulaic reserve. The Company’s gross reserves for all SGUL policies were $103,760,000 and $96,703,000 as of December 31, 2022 and 2021, respectively. The Company cedes 100% of this business to ZIC.

In June 2016, the NAIC adopted a recommendation to activate a principles-based reserving (“PBR”) approach for life insurance products in order to more accurately reflect the risks or costs of the liability or obligations of the insurer. During 2020, the Company implemented PBR for individual life policies under Section 20 of the Valuation Manual (“VM-20”) with issue dates of January 1, 2020 and later. Due to the Company’s reinsurance agreements currently in place, there was no material impact to the Company.

The Company also implemented PBR for variable annuity contracts and certain other policies and contracts under Section 21 of the Valuation Manual (“VM-21”) for all contracts in force. Due to the Company’s reinsurance agreements currently in place, the Company has only retained $3.9 million of such reserves as of December 31, 2020. The valuation methodology used to value certain variable annuity reserves prior to the adoption of PBR was Actuarial Guideline 43 (“AG-43”). The Company did not elect the 36-month phase-in period option provided in VM-21.

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Analysis of General Account Life Actuarial Reserves by Withdrawal Characteristics

Life actuarial reserves by withdrawal characteristics as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)
2022 General Account		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
	values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	283,661	282,358	290,133
	3. Universal life with secondary guarantees	31,211	26,571	103,134
	4. Indexed universal life	693,725	562,098	705,547
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	28,156	28,156	29,780
	8. Variable life	—	—	—
	9. Variable universal life	206,861	206,861	210,759
	10. Miscellaneous reserves	—	—	12,154
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	79,806
	2. Accidental death benefits	—	—	1
	3. Disability - active lives	—	—	91
	4. Disability - disabled lives	—	—	177
	5. Miscellaneous reserves	—	—	5,896

C.	Total (gross: direct + assumed)	1,243,614	1,106,044	1,437,478
D.	Reinsurance ceded	981,700	844,130	1,132,625

E.	Total (net) * (C)-(D)	$261,914	$261,914	$304,853

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2022
Separate Account Nonguaranteed		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	—	—	—
	3. Universal life with secondary guarantees	—	—	—
	4. Indexed universal life	—	—	—
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	—	—	—
	8. Variable life	—	—	—
	9. Variable universal life	12,680,309	12,680,309	12,680,309
	10. Miscellaneous reserves	—	—	—
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	—
	2. Accidental death benefits	—	—	—
	3. Disability - active lives	—	—	—
	4. Disability - disabled lives	—	—	—
	5. Miscellaneous reserves	—	—	—

C.	Total (gross: direct + assumed)	12,680,309	12,680,309	12,680,309
D.	Reinsurance ceded	—	—	—

E.	Total (net) * (C)-(D)	$12,680,309	$12,680,309	$12,680,309

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021
General Account		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
	values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	301,287	299,825	312,390
	3. Universal life with secondary guarantees	32,571	25,336	96,703
	4. Indexed universal life	615,894	479,756	606,424
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	28,758	28,758	30,458
	8. Variable life	—	—	—
	9. Variable universal life	201,095	201,095	204,896
	10. Miscellaneous reserves	—	—	10,953
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	80,432
	2. Accidental death benefits	—	—	1
	3. Disability - active lives	—	—	97
	4. Disability - disabled lives	—	—	173
	5. Miscellaneous reserves	—	—	10,104

C.	Total (gross: direct + assumed)	1,179,605	1,034,770	1,352,631
D.	Reinsurance ceded	922,603	777,768	1,049,063

E.	Total (net) * (C)-(D)	$257,002	$257,002	$303,568

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021
Separate Account Nonguaranteed		Account Value	Cash Value	Reserve
A.	Subject to discretionary withdrawal, surrender
values or policy loans:
	1. Term policies with cash value	$—	$—	$—
	2. Universal life	—	—	—
	3. Universal life with secondary guarantees	—	—	—
	4. Indexed universal life	—	—	—
	5. Indexed universal life with secondary guarantees	—	—	—
	6. Indexed life	—	—	—
	7. Other permanent cash value life insurance	—	—	—
	8. Variable life	—	—	—
	9. Variable universal life	12,432,142	12,432,142	12,432,142
	10. Miscellaneous reserves	—	—	—
B.	Not subject to discretionary withdrawal or no cash values:
	1. Term policies with cash value	—	—	—
	2. Accidental death benefits	—	—	—
	3. Disability - active lives	—	—	—
	4. Disability - disabled lives	—	—	—
	5. Miscellaneous reserves	—	—	—

C.	Total (gross: direct + assumed)	12,432,142	12,432,142	12,432,142
D.	Reinsurance ceded	—	—	—

E.	Total (net) * (C)-(D)	$12,432,142	$12,432,142	$12,432,142

The reconciliation of life actuarial reserves by type as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022	2021
Life Actuarial Reserves
Life insurance	$303,842	$302,496
Accidental death benefits	1	1
Disability - active lives	83	88
Miscellaneous reserves	927	983

Total life	$304,853	$303,568

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)
2022 Individual Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$44,444	$1,773	$—	$46,217	1.23%
	2. At book value less surrender charge of 5% or more	1,564	—	—	1,564	0.04%
	3. At fair value	—	—	1,876,869	1,876,869	49.92%

	4. Total with adjustment or at market value (total of 1 through 3)	46,008	1,773	1,876,869	1,924,650	51.19%
	5. At book value without adjustment (minimal or no charge or adjustment)	1,353,116	—	—	1,353,116	35.99%
B.	Not subject to discretionary withdrawal	480,185	—	1,788	481,973	12.82%

C.	Total (gross: direct + assumed)	1,879,309	1,773	1,878,657	3,759,739	100.00%

D.	Reinsurance ceded	1,662,583	—	—	1,662,583

E.	Total (net) * (C)-(D)	$216,726	$1,773	$1,878,657	$2,097,156

	Annuities (excluding supplementary contracts)	$16,014	$1,773	$1,876,869	$1,894,656
	Supplementary contracts with life contingencies	200,712	—	1,788	202,500

	Total (net)	$216,726	$1,773	$1,878,657	$2,097,156

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2022 Group Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$11,293	$4,647	$—	$15,940	1.10%
	2. At book value less surrender charge of 5% or more	84	—	—	84	0.01%
	3. At fair value	—	—	1,079,642	1,079,642	74.61%

	4. Total with adjustment or at market value (total of 1 through 3)	11,377	4,647	1,079,642	1,095,666	75.72%
	5. At book value without adjustment (minimal or no charge or adjustment)	125,937	—	—	125,937	8.70%
B.	Not subject to discretionary withdrawal	225,435	—	—	225,435	15.58%

C.	Total (gross: direct + assumed)	362,749	4,647	1,079,642	1,447,038	100.00%

D.	Reinsurance ceded	278,221	—	—	278,221

E.	Total (net) * (C)-(D)	$84,528	$4,647	$1,079,642	$1,168,817

	Annuities (excluding supplementary contracts)	$84,528	$4,647	$1,079,642	$1,168,817
	Supplementary contracts with life contingencies	—	—	—	—

	Total (net)	$84,528	$4,647	$1,079,642	$1,168,817

(in thousands of dollars)
2022 Deposit-Type Contracts		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$—	$—	$—	$—	0.00%
	2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
	3. At fair value	—	—	—	—	0.00%

	4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
	5. At book value without adjustment (minimal or no charge or adjustment)	9,503	—	—	9,503	31.99%
B.	Not subject to discretionary withdrawal	20,077	—	126	20,203	68.01%

C.	Total (gross: direct + assumed)	29,580	—	126	29,706	100.00%

D.	Reinsurance ceded	25,350	—	—	25,350

E.	Total (net) * (C)-(D)	$4,230	$—	$126	$4,356

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021 Individual Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$59,299	$1,133	$—	$60,432	1.55%
	2. At book value less surrender charge of 5% or more	5,448	—	—	5,448	0.14%
	3. At fair value	—	—	1,966,504	1,966,504	50.43%

	4. Total with adjustment or at market value (total of 1 through 3)	64,747	1,133	1,966,504	2,032,384	52.12%
	5. At book value without adjustment (minimal or no charge or adjustment)	1,512,310	—	—	1,512,310	38.78%
B.	Not subject to discretionary withdrawal	352,740	—	2,319	355,059	9.10%

C.	Total (gross: direct + assumed)	1,929,797	1,133	1,968,823	3,899,753	100.00%

D.	Reinsurance ceded	1,701,981	—	—	1,701,981

E.	Total (net) * (C)-(D)	$227,816	$1,133	$1,968,823	$2,197,772

	Annuities (excluding supplementary contracts)	$14,717	$1,133	$1,966,603	$1,982,453
	Supplementary contracts with life contingencies	213,099	—	2,220	215,319

	Total (net)	$227,816	$1,133	$1,968,823	$2,197,772

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)
2021 Group Annuities		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$—	$5,372	$—	$5,372	0.37%
	2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
	3. At fair value	—	—	1,079,776	1,079,776	74.79%

	4. Total with adjustment or at market value (total of 1 through 3)	—	5,372	1,079,776	1,085,148	75.17%
	5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B.	Not subject to discretionary withdrawal	358,518	—	—	358,518	24.83%

C.	Total (gross: direct + assumed)	358,518	5,372	1,079,776	1,443,666	100.00%

D.	Reinsurance ceded	273,649	—	—	273,649

E.	Total (net) * (C)-(D)	$84,869	$5,372	$1,079,776	$1,170,017

	Annuities (excluding supplementary contracts)	$84,869	$5,372	$1,079,776	$1,170,017
	Supplementary contracts with life contingencies	—	—	—	—

	Total (net)	$84,869	$5,372	$1,079,776	$1,170,017

(in thousands of dollars)
2021 Deposit-Type Contracts		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total
A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$—	$—	$—	$—	0.00%
	2. At book value less surrender charge of 5% or more	—	—	—	—	0.00%
	3. At fair value	—	—	—	—	0.00%

	4. Total with adjustment or at market value (total of 1 through 3)	—	—	—	—	0.00%
	5. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.00%
B.	Not subject to discretionary withdrawal	33,548	236	—	33,784	100.00%

C.	Total (gross: direct + assumed)	33,548	236	—	33,784	100.00%

D.	Reinsurance ceded	29,010	—	—	29,010

E.	Total (net) * (C)-(D)	$4,538	$236	$—	$4,774

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits for DESTINATIONS products at December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held – Net	Total Reinsurance Ceded
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)
December 31, 2022	$540,496	$7,097	$255,336
December 31, 2021	$728,543	$3,937	$240,717

The GRIB base is the greatest of account value, greatest anniversary value or net deposits accumulated at 5%. As of December 31, 2022 and 2021, the Company ceded $204,269,000 and $192,574,000 of this business to ZIC, with the remainder ceded to unaffiliated insurance companies.

8. Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts to affiliate and third party reinsurers. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

There was no reinsurance in unauthorized and certified companies in 2022 or 2021. There was $316,852 of reinsurance in unauthorized and certified companies in 2020.

45

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The following is a breakdown of direct, assumed and ceded premiums by major affiliated and unaffiliated insurance companies for the years ended December 31, 2022, 2021 and 2020:

(in thousands of dollars)	2022	2021	2020
Direct and assumed premiums:	$1,300,874	$1,247,590	$952,090
Ceded premiums:
Affiliated insurance companies	(176,680)	(197,956)	(125,889)
Unaffiliated insurance companies	(194,575)	(186,837)	(212,101)

Total premiums ceded	(371,255)	(384,793)	(337,990)

Premiums and annuity considerations	$929,619	$862,797	$614,100

Breakdown of ceded premiums:
Affiliated insurance companies:
ZIC:
Recapture of CLP liabilities	$—	$—	$95,624
All other activity	(176,680)	(197,956)	(221,513)

Total affiliated insurance companies	$(176,680)	$(197,956)	$(125,889)

Unaffiliated insurance companies:
Aflac	$(120,191)	$(100,083)	$(122,673)
Protective Life	(58,870)	(72,003)	(75,244)
All others	(15,514)	(14,751)	(14,184)

Total unaffiliated insurance companies	$(194,575)	$(186,837)	$(212,101)

As of December 31, 2022, 2021 and 2020, amounts assumed from unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2022	2021	2020
Premiums assumed	$339	$299	$333
Benefits assumed	159	169	164
Reserves assumed	2,166	2,157	36

The Company did not assume any amounts from affiliated insurance companies during 2022, 2021 or 2020.

46

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

As of December 31, 2022, 2021 and 2020, amounts associated with reinsurance reserves ceded to affiliated and unaffiliated insurance companies, including the related collateral held for such reserves for life, annuity and disability products were as follows:

(in thousands of dollars)	2022	2021	2020
Reserves ceded as of December 31,
Affiliated insurance companies	$1,294,273	$1,199,475	$1,122,344
Unaffiliated insurance companies	1,959,667	1,978,166	1,980,578

Total reserves ceded	$3,253,940	$3,177,641	$3,102,922

Breakdown of total reserves ceded by liability type:
Individual annuities	$1,662,583	$1,701,981	$1,739,702
Group annuities	278,221	273,649	314,358
Deposit-type contracts	25,350	29,010	30,261
Life contract actuarial reserves	1,132,625	1,049,063	928,461
Accident and health	155,161	123,938	90,140

Total reserves ceded	$3,253,940	$3,177,641	$3,102,922

Breakdown of total reserves ceded by key reinsurer:
Affiliated insurance companies:
ZIC:
Variable universal life liabilities	$770,438	$676,768	$561,935
Variable annuity liabilities	208,139	227,517	240,719
GRIB liabilities	204,269	192,574	228,451
SGUL liabilities	103,760	96,703	86,760
CLP liabilities	7,667	5,913	4,479

Total affiliated insurance companies	$1,294,273	$1,199,475	$1,122,344

Unaffiliated insurance companies:
Protective Life	$1,688,920	$1,737,183	$1,759,852
Fidelity Life Association (“FLA”)	69,489	72,213	75,386
Aflac	146,205	116,921	84,789
All others	55,053	51,849	60,551

Total unaffiliated insurance companies	$1,959,667	$1,978,166	$1,980,578

Collateral held for total reserves ceded:
ZIC Security Trust account	$1,380,794	$1,294,947	$1,242,134
Protective Life Security Trust account	1,630,445	1,710,147	1,811,235
All other third party trust accounts	1,311	1,311	1,311
All other third party letters of credit	8,750	8,000	6,500

ZIC established a Security Trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. The basis of the valuation of all collateral held is market value.

47

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

The collateral for the GRIB liabilities provided by ZIC, and the related list of assets held for the benefit of ZIC, as of December 31, 2022 and 2021 are as follows:

(in thousands of dollars)
	Variable Annuities Reserve	Total Collateral
2022
Bonds	$204,269	$1,153,709
Equities	—	8,080
Money market	—	17,055
Unconditional letters of credit	—	201,950

Total assets - for the benefit of the cedent	$204,269	$1,380,794

2021
Bonds	$192,574	$1,060,844
Equities	—	33,906
Money market	—	747
Unconditional letters of credit	—	199,450

Total assets - for the benefit of the cedent	$192,574	$1,294,947

The face amount of insurance in force associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life insurance in force at December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022	2021
Direct and assumed	$94,477,048	$93,023,968

Ceded to
Affiliated insurance companies	$52,074,009	$52,482,987
Unaffiliated insurance companies	28,616,379	26,913,732

Total ceded	$80,690,388	$79,396,719

As of December 31, 2022, 2021 and 2020, amounts associated with reinsurance benefits ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2022	2021	2020
Benefits ceded to affiliated insurance companies	$51,833	$67,090	$70,912
Benefits ceded to unaffiliated insurance companies	330,256	352,052	308,504

Total benefits ceded	$382,089	$419,142	$379,416

ZIC

On November 17, 2006, and as amended on December 22, 2008, the Company entered into a reinsurance agreement with ZIC (“ZIC Agreement”) to reinsure the net amounts at risk for the GRIB options and other related life and annuity reserves related to the Company’s DESTINATIONS product for policies issued from May 1, 2000 through February 28, 2003.

48

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its universal life business issued after January 1, 2010. The treaty is retrospective, covering all Independent Financial Advisors (“IFA”) in-force policies from inception.

To facilitate the sale of the CLP business to Aflac, ZALICO recaptured CLP net liabilities previously ceded to ZIC as of November 2, 2020. On a pre-tax basis, ZALICO recorded ceded premiums of $95.6 million (which included $82.2 million of cash transferred from ZIC equal to the net liabilities recaptured), $93.8 million of claims incurred, and other expenses of $1.9 million. In exchange, ZALICO paid ZIC a recapture fee of $88.7 million.

Further, the Company has several reinsurance agreements with ZIC covering the Company’s individual life and group life, accidental death and disability businesses.

The Company’s affiliated reinsurance transactions with ZIC have all been approved by the Illinois Department of Insurance.

Aflac

On March 19, 2020, an agreement was executed between the Companies, ZHCA, ZIC, Aflac and Aflac NY to sell the Companies’ CLP business. The transaction closed on November 2, 2020. Part of the transaction required the recapture of CLP net liabilities previously ceded to ZIC as of the closing date, as discussed above. Subsequently, the Companies ceded 100% of the in-force net CLP liabilities to Aflac and Aflac NY through reinsurance agreements dated as of November 2, 2020.

Protective Life Insurance Company

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly owned subsidiaries, to a former affiliate, FKLA. In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the Company’s Separate Account. These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One. On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance.

On July 3, 2006, Protective Life purchased Chase Insurance. Effective April 1, 2007, Chase Insurance merged with and into Protective Life.

The initial ceding commission on the coinsurance agreement with Protective Life was $120 million. This initial ceding commission was not transferred to the Company from Protective Life, but rather was withheld from the assets transferred from the Company to Protective Life as part of the transferred coinsurance assets. As of December 31, 2022 and 2021, the remaining balance of the initial ceding commission amounted to $3.9 million and $4.3 million, respectively. The remaining balance of the initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus, are being amortized into operations. Amortization of the initial ceding commission was approximately $434,000, $406,000 and $370,000 for the years ended December 31, 2022, 2021 and 2020, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $244,000, $229,000 and $208,000 for the years ended December 31, 2022, 2021 and 2020, respectively.

As part of the coinsurance agreement with Protective Life, most reinsurance agreements with outside reinsurers were novated to Protective Life as part of the Purchase Agreement. As of December 31, 2022, and 2021, the Company’s separate account assets subject to the coinsurance agreement with Protective Life were approximately $829,113,000 and $1,131,531,000, respectively.

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Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

A Security Trust Account was established for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by Protective Life, adjusted on a quarterly basis. Protective Life is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less.

Fidelity Life Association

As part of the overall Protective Life transaction, the Company also entered into a reinsurance agreement with Fidelity Life Association (“FLA”) related to certain fixed-rate annuity liabilities. FLA is a mutual insurance company which was an affiliate of FKLA.

9. Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the Illinois Department of Insurance is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the Illinois Department of Insurance. The Company did not pay any dividends in 2022, 2021 or 2020. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

10. Retirement Plans and Other Post Retirement Benefits Plans

Effective in 2004, the Company’s employees began participating in a qualified, noncontributory defined benefit pension plan sponsored by ZAIC.

11. Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity contract holders and variable life insurance policy holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The negative liability for transfers to Separate Accounts due or accrued amounted to $13,000 and $18,000 as of December 31, 2022 and 2021, respectively, which represents CARVM.

The assets and liabilities of the Separate Accounts are carried at fair value at December 31, 2022 and 2021.

The Company has marketed non-registered individual and group variable life policies and a series of individual and group variable annuity contracts. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The non-registered products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company.

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Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Certain separate account products have guarantees that are backed by the general accounts. The Company has entered into reinsurance agreements for all of this guaranteed business. At the end of December 31, 2022, the general account of the Company had a maximum guarantee for the separate account liabilities of $42.5 billion. To compensate the general account for the risk taken, the separate account has paid risk charges as follows for the past five years:

(in thousands of dollars)
Risk Charges
2022	$386,896
2021	326,962
2020	462,893
2019	347,628
2018	327,395

As all of the guarantees have been reinsured, the above risk charges have also been ceded.

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Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2022 and 2021 were as follows:

(in thousands of dollars)	2022
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2022	$—	$40	$—	$926,833	$926,873

Reserves at December 31, 2022 for accounts with assets at:
Fair value	$—	$6,420	$—	$15,689,032	$15,695,452
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,420	$—	$15,689,032	$15,695,452

By withdrawal characteristics:
With market value adjustment	$—	$6,420	$—	$—	$6,420
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	15,689,032	15,689,032
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	—	6,420	—	15,689,032	15,695,452
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,420	$—	$15,689,032	$15,695,452

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Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

(in thousands of dollars)	2021
	Indexed	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for year ended December 31, 2021	$—	$125	$—	$876,901	$877,026

Reserves at December 31, 2021 for accounts with assets at:
Fair value	$—	$6,505	$—	$15,515,168	$15,521,673
Amortized cost	—	—	—	—	—

Total reserves	$—	$6,505	$—	$15,515,168	$15,521,673

By withdrawal characteristics:
With market value adjustment	$—	$6,505	$—	$—	$6,505
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	15,515,168	15,515,168
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

Subtotal	—	6,505	—	15,515,168	15,521,673
Not subject to discretionary withdrawal	—	—	—	—	—

	$—	$6,505	$—	$15,515,168	$15,521,673

The following is a reconciliation of net transfers from the Company’s separate accounts for the years ended December 31, 2022, 2021 and 2020:

(in thousands of dollars)	2022	2021	2020
Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$1,020,466	$985,276	$664,017
Transfers from separate accounts	(232,675)	(259,448)	(240,220)

Net transfers to separate accounts	787,791	725,828	423,797
Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(86,097)	(112,382)	(44,280)
Change in termination value of separate accounts	—	—	(49)
Separate accounts trading gain (loss)	6	5	(2)
Transfers required to support benefits	(2,482)	(1,983)	7,503
Fee income from premium taxes and other DAC tax charges	2,764	1,528	(9,903)
Other	349	(98)	(163)

Net transfers to separate accounts as reported in the statement of operations	$702,331	$612,898	$376,903

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Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Twelve Months Ended December 31, 2022, 2021 and 2020

12. Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Due and deferred premiums at December 31, 2022 and 2021 are as follows:

(in thousands of dollars)	2022		2021
	Gross	Net	Gross	Net
Ordinary renewal	$5,790	$5,492	$5,447	$5,214
Group life	6,452	6,452	8,088	8,088
Accident and health	8,875	8,875	8,184	8,184
Nonadmitted assets	(293)	(293)	(9)	(9)

	$20,824	$20,526	$21,710	$21,477

13. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

14. Subsequent Events

On March 28, 2023, the Company received a capital contribution of $12.0 million from ZHCA.

The Company has evaluated subsequent events through April 24, 2023, the date the financial statements were available to be issued.

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